UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07384

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
(Exact name of registrant as specified in its charter)

600 WEST BROADWAY, 29TH FLOOR, SAN DIEGO, CA 92101
(Address, including zip code, of principal executive offices)

CHARLES H. FIELD, JR.
C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, LLC
600 WEST BROADWAY, 29TH FLOOR
SAN DIEGO, CA 92101
(Name and address of agent for service)

Copy to:
DEBORAH A. WUSSOW
C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, LLC
600 WEST BROADWAY, 29TH FLOOR
SAN DIEGO, CA 92101

Registrant's telephone number, including area code: (619) 687-2988

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2007 (Unaudited)
	U.S.MICRO CAP FUND
		Number
		of Shares	Value
	COMMON STOCK - 97.1%
	Aerospace/Defense-Equipment - 3.3%
	Astronics Corp. *	15,850	$673,625
	Ducommun, Inc. *	25,300	961,400
	Kaman Corp.	26,000	957,060
			2,592,085
	Alternative Waste Tech - 2.2%
	Calgon Carbon Corp. *	67,460	1,071,939
	Darling International, Inc. *	61,280	708,397
			1,780,336
	Applications Software - 1.8%
	Actuate Corp. *	96,290	748,173
	EPIQ Systems, Inc. *	38,170	664,540
			1,412,713
	Audio/Video Products - 0.8%
	Universal Electronics, Inc. *	18,420	615,965

	Auto/Truck Parts & Equipment-Original - 1.7%
	Amerigon, Inc. Cl. A *	27,300	577,122
	Titan International, Inc.	25,934	810,697
			1,387,819
	Auto/Truck Parts & Equipment-Replacement - 0.6%
	Aftermarket Technology Corp. *	16,700	455,242

	Batteries/Battery Systems - 1.0%
	Ultralife Batteries, Inc. *	39,800	801,970

	Broadcast Services/Programming - 1.1%
	DG FastChannel, Inc.*	34,440	883,042

	Chemicals-Plastics - 1.5%
	Landec Corp. *	46,220	619,348
	Metabolix, Inc. *	25,500	606,900
			1,226,248
	Chemicals-Specialty - 1.2%
	ICO, Inc. *	72,900	936,036

	Coffee - 0.9%
	Green Mountain Coffee Roasters, Inc.*	17,700	720,390

	Commercial Services - 2.6%
	HMS Holdings Corp. *	22,961	762,535
	Perceptron, Inc. *	36,700	387,919
	Team, Inc. *	25,506	933,009
			2,083,463
	Computer Services - 1.5%
	BluePhoenix Solutions, Ltd. *	40,500	733,860
	Furmanite Corp. *	39,700	468,460
			1,202,320
	Computer Software - 0.8%
	Double-Take Software, Inc. *	29,100	632,052

	Computers-Integrated Systems - 2.1%
	Netscout Systems, Inc. *	51,000	651,270
	Radisys Corp. *	31,200	418,080
	Stratasys, Inc.*	22,704	586,671
			1,656,021
	Computers-Voice Recognition - 0.7%
	InterVoice, Inc. *	65,600	524,144

	Consulting Services - 1.0%
	Hill International, Inc. *	53,500	758,095

	Data Processing/Management - 1.6%
	FalconStor Software, Inc. *	60,920	685,959
	Pegasystems, Inc.	49,200	586,956
			1,272,915
	Decision Support Software - 0.6%
	GSE Systems, Inc. *	49,100	502,784

	Diagnostic Kits - 1.4%
	Medtox Scientific, Inc. *	31,300	565,591
	Quidel Corp. *	29,100	566,577
			1,132,168
	Distribution/Wholesale - 0.9%
	MWI Veterinary Supply, Inc. *	17,100	684,000

	Diversified Manufacturing Operations - 3.0%
	AZZ, Inc. *	21,260	602,721
	Koppers Holdings, Inc.	19,890	860,044
	LSB Industries, Inc.*	31,300	883,286
			2,346,051
	E-Commerce/Products - 1.3%
	1-800-FLOWERS.COM, Inc. Cl. A *	48,300	421,659
	Shutterfly, Inc.*	24,688	632,507
			1,054,166
	Electric Products-Miscellaneous - 0.8%
	Harbin Electric, Inc. *	25,400	658,876

	Electronic Components-Semiconductors - 2.5%
	Advanced Analogic Technologies, Inc. *	66,500	750,120
	Emcore Corp. *	40,900	625,770
	Monolithic Power Systems, Inc. *	29,900	641,953
			2,017,843
	Electronic Design Automation - 0.6%
	Magma Design Automation, Inc. *	39,840	486,446

	Electronic Measure Instruments - 2.1%
	Axsys Technologies, Inc. *	23,658	867,066
	FARO Technologies, Inc. *	15,930	432,977
	Measurement Specialties, Inc. *	17,200	380,120
			1,680,163
	Energy-Alternate Sources - 1.3%
	Canadian Solar, Inc. *	36,600	1,030,290

	Engineering/R & D Services - 2.0%
	Michael Baker Corp. *	19,656	807,862
	Stanley, Inc. *	24,900	797,298
			1,605,160
	Enterprise Software/Services - 3.8%
	JDA Software Group, Inc. *	42,559	870,757
	Omnicell, Inc. *	21,200	570,916
	PROS Holdings, Inc. *	34,800	682,776
	Taleo Corp. Cl. A *	30,248	900,785
			3,025,234
	Food-Miscellaneous/Diversified - 0.7%
	Calavo Growers, Inc.	27,700	522,422

	Food-Wholesale/Distribution - 0.7%
	Spartan Stores, Inc.	25,670	586,560

	Funeral Services & Related Items - 0.6%
	Carriage Services, Inc. *	55,900	491,920

	Instruments-Controls - 0.6%
	Spectrum Control, Inc. *	33,500	515,900

	Insurance Brokers - 0.4%
	Life Partners Holdings, Inc.	11,600	321,320

	Internet Applications Software - 3.4%
	Cybersource Corp. *	39,770	706,713
	eResearchTechnology, Inc. *	48,900	577,998
	S1 Corp. *	84,870	619,551
	Vocus, Inc.*	23,660	816,980
			2,721,242
	Internet Infrastructure Software - 1.0%
	AsiaInfo Holdings, Inc. *	70,900	779,900

	Machinery-Farm - 1.3%
	Lindsay Corp.	14,719	1,040,486

	Machinery-General Industry - 2.0%
	Chart Industries, Inc. *	31,770	981,693
	DXP Enterprises, Inc. *	12,300	574,164
			1,555,857
	Machinery-Material Handling - 0.7%
	Key Technology, Inc. *	16,600	572,700

	Marine Services - 0.6%
	Great Lakes Dredge & Dock Corp.	58,600	510,992

	Medical Imaging Systems - 0.9%
	IRIS International, Inc. *	34,800	682,776

	Medical Information Systems - 0.6%
	Phase Forward, Inc. *	22,300	485,025

	Medical Labs & Testing Services - 1.4%
	Bio-Imaging Technologies, Inc. *	42,200	342,242
	Bio-Reference Labs, Inc. *	22,960	750,333
			1,092,575
	Medical Laser Systems - 0.8%
	Cynosure, Inc. Cl. A *	25,510	674,995

	Medical Products - 3.6%
	Exactech, Inc. *	27,300	566,475
	Osteotech, Inc. *	67,400	527,068
	Sonic Innovations, Inc. *	67,800	523,416
	Synovis Life Technologies, Inc. *	36,960	722,568
	Tutogen Medical, Inc.*	48,570	501,242
			2,840,769
	Medical-Biomedical/Genetics - 3.5%
	AMAG Pharmaceuticals, Inc. *	8,100	487,053
	Omrix Biopharmaceuticals, Inc. *	16,700	580,158
	Regeneration Technologies, Inc. *	63,600	552,048
	Sangamo Biosciences, Inc. *	37,600	492,184
	Seattle Genetics, Inc. *	60,000	684,000
			2,795,443
	Medical-Drugs - 0.6%
	Akorn, Inc.*	68,800	504,992

	Medical-Nursing Homes - 1.0%
	Sun Healthcare Group, Inc. *	46,700	801,839

	Metal Processors & Fabrication - 3.4%
	CIRCOR International, Inc.	13,540	627,714
	Dynamic Materials Corp.	9,600	565,440
	LB Foster Co. Cl. A *	16,620	859,753
	Sun Hydraulics Corp.	25,392	640,640
			2,693,547
	MRI/Medical Diagnostic Imaging Centers - 0.8%
	Alliance Imaging, Inc. *	62,600	602,212

	Oil Companies-Exploration & Production - 1.8%
	Arena Resources, Inc. *	18,500	771,635
	Gulfport Energy Corp. *	36,600	668,316
			1,439,951
	Oil Field Machinery & Equipment - 3.7%
	Bolt Technology Corp. *	14,490	550,330
	Flotek Industries, Inc. *	16,380	590,335
	Mitcham Industries, Inc. *	32,600	670,256
	T-3 Energy Services, Inc. *	23,800	1,118,838
			2,929,759
	Oil-Field Services - 0.8%
	Matrix Service Co. *	28,340	618,379

	Power Conversion/Supply Equipment - 1.0%
	Powell Industries, Inc. *	17,200	758,004

	Private Corrections - 1.0%
	Cornell Cos., Inc. *	33,900	790,548

	Racetracks - 0.9%
	Churchill Downs, Inc.	13,000	701,610

	Recycling - 1.1%
	Metalico, Inc. *	78,310	848,880

	Research & Development - 2.8%
	Exponent, Inc. *	30,000	811,200
	Kendle International, Inc. *	14,500	709,340
	PharmaNet Development Group, Inc. *	17,800	697,938
			2,218,478
	Retail-Computer Equipment - 0.5%
	PC Mall, Inc. *	40,000	372,400

	Satellite Telecommunications - 0.9%
	GeoEye, Inc.*	21,800	733,570

	Schools - 0.9%
	Capella Education Co. *	11,100	726,606

	Seismic Data Collection - 1.0%
	Dawson Geophysical Co. *	10,640	760,334

	Semiconductor Components-Integrated Circuits - 0.7%
	O2Micro International, Ltd. - ADR *	46,370	535,110

	Semiconductor Equipment - 0.7%
	Amtech Systems, Inc. *	42,800	555,972

	Telecommunications Equipment - 0.7%
	Network Equipment Technologies, Inc. *	67,540	568,687

	Therapeutics - 0.7%
	Anika Therapeutics, Inc. *	36,672	532,477

	Veterinary Diagnostics - 0.8%
	Neogen Corp. *	23,300	618,615

	Web Hosting/Design - 0.5%
	NaviSite, Inc. *	71,100	359,766

	Wireless Equipment - 0.6%
	Globecomm Systems, Inc. *	41,550	486,135

	Wound, Burn & Skin Care - 0.7%
	Obagi Medical Products, Inc.*	30,313	554,425

	TOTAL COMMON STOCK
	(Cost: $64,985,370)		77,067,215
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 2.9%
	Time Deposit - 2.9%
	JP Morgan Chase
	2.530%, 01/02/08
	(Cost: $2,329,852)	$2,329,852	$2,329,852

	TOTAL INVESTMENTS - 100.0%
	(Cost: $67,315,222)		79,397,067
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)		(21,283)
	NET ASSETS - 100.0%		$79,375,784

*	Non-income producing securities.
ADR -	American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2007 (Unaudited)
	U.S.EMERGING GROWTH FUND
		Number
		of Shares	Value
	COMMON STOCK - 96.7%
	Advertising Services - 0.4%
	inVentiv Health, Inc. *,##	1,700	$52,632

	Aerospace/Defense - 0.9%
	TransDigm Group, Inc. *	2,600	117,442

	Aerospace/Defense-Equipment - 4.5%
	AAR Corp. *	2,400	91,272
	Curtiss-Wright Corp.	1,200	60,240
	Ducommun, Inc. *	2,100	79,800
	Kaman Corp.	2,300	84,663
	Moog, Inc. Cl. A *	1,600	73,296
	Orbital Sciences Corp. *	3,800	93,176
	Triumph Group, Inc. ##	1,300	107,055
			589,502
	Airlines - 0.4%
	Republic Airways Holdings, Inc. *	2,400	47,016

	Alternative Waste Tech - 0.8%
	Darling International, Inc. *	9,000	104,040

	Apparel Manufacturers - 0.4%
	G-III Apparel Group, Ltd. *,##	3,300	48,741

	Applications Software - 0.7%
	Actuate Corp. *	11,100	86,247

	Audio/Video Products - 0.6%
	Universal Electronics, Inc. *	2,300	76,912

	Auto/Truck Parts & Equipment-Original - 0.6%
	Titan International, Inc. ##	2,300	71,898

	Batteries/Battery Systems - 0.7%
	EnerSys *	3,400	84,864

	Beverages-Wine/Spirits - 0.7%
	Central European Distribution Corp. *	1,600	92,928

	Broadcast Services/Programming - 0.7%
	DG FastChannel, Inc. *	3,400	87,176

	Building & Construction-Miscellaneous - 0.6%
	Layne Christensen Co. *	1,500	73,815

	Building Products-Light Fixtures - 0.5%
	LSI Industries, Inc.	3,900	70,980

	Building-Heavy Construction - 0.5%
	Perini Corp. *	1,700	70,414

	Building-Maintenance & Service - 0.5%
	Healthcare Services Group ##	3,300	69,894

	Casino Services - 1.1%
	Bally Technologies, Inc. *	2,800	139,216

	Chemicals-Fibers - 0.6%
	Zoltek Cos., Inc. *	1,700	72,879

	Chemicals-Plastics - 1.1%
	Metabolix, Inc. *	2,900	69,020
	PolyOne Corp. *	10,700	70,406
			139,426
	Chemicals-Specialty - 0.9%
	Terra Industries, Inc. *	2,500	119,400

	Computer Services - 0.8%
	BluePhoenix Solutions, Ltd. *	5,500	99,660

	Computers-Integrated Systems - 1.7%
	Micros Systems, Inc. *	1,100	77,176
	Radiant Systems, Inc. *	4,300	74,089
	Radisys Corp. *	4,800	64,320
			215,585
	Computers-Peripheral Equipment - 1.2%
	Sigma Designs, Inc. *,##	1,400	77,280
	Synaptics, Inc. *	2,000	82,320
			159,600
	Consulting Services - 1.3%
	FTI Consulting, Inc. *	1,300	80,132
	Watson Wyatt Worldwide, Inc. Cl. A	1,800	83,538
			163,670
	Consumer Products-Miscellaneous - 1.1%
	Fossil, Inc. *	1,700	71,366
	Tupperware Brands Corp.	2,200	72,666
			144,032
	Cosmetics & Toiletries - 0.5%
	Elizabeth Arden, Inc. *	3,200	65,120

	Data Processing/Management - 0.6%
	FalconStor Software, Inc. *,##	6,800	76,568

	Diagnostic Kits - 0.7%
	Inverness Medical Innovations, Inc. *	1,700	95,506

	Distribution/Wholesale - 0.6%
	Brightpoint, Inc. *	5,000	76,800

	Diversified Manufacturing Operations - 2.8%
	Ameron International Corp.	700	64,505
	Barnes Group, Inc.	3,000	100,170
	Koppers Holdings, Inc.	2,000	86,480
	LSB Industries, Inc. *,##	3,800	107,236
			358,391
	E-Commerce/Products - 0.3%
	Shutterfly, Inc. *,##	1,700	43,554

	Electronic Components-Semiconductors - 5.1%
	Advanced Analogic Technologies, Inc. *	7,000	78,960
	Emcore Corp. *,##	11,900	182,070
	Monolithic Power Systems, Inc. *	4,100	88,027
	PMC - Sierra, Inc. *	9,300	60,822
	Semtech Corp. *	4,300	66,736
	SiRF Technology Holdings, Inc. *,##	3,800	95,494
	Skyworks Solutions, Inc. *	10,000	85,000
			657,109
	Electronic Design Automation - 0.6%
	Magma Design Automation, Inc. *	6,600	80,586

	Electronic Measure Instruments - 0.7%
	Itron, Inc. *,##	1,000	95,970

	E-Marketing/Information - 0.4%
	Valueclick, Inc. *	2,300	50,370

	Energy-Alternate Sources - 1.9%
	Canadian Solar, Inc. *	4,700	132,305
	JA Solar Holdings Co., Ltd. - ADR *	1,600	111,696
			244,001
	Engineering/R & D Services - 2.6%
	Aecom Technology Corp. *	3,200	91,424
	EMCOR Group, Inc. *	3,300	77,979
	Michael Baker Corp. *	2,100	86,310
	URS Corp. *	1,500	81,495
			337,208
	Enterprise Software/Services - 4.0%
	American Software, Inc. Cl. A	7,900	67,150
	Concur Technologies, Inc. *	2,000	72,420
	JDA Software Group, Inc. *	3,200	65,472
	Lawson Software, Inc. *	9,300	95,232
	Mantech International Corp. Cl. A *	1,700	74,494
	MicroStrategy, Inc. Cl. A *	900	85,590
	PROS Holdings, Inc. *	3,200	62,784
			523,142
	Entertainment Software - 0.7%
	Take-Two Interactive Software, Inc. *,##	4,900	90,405

	Finance-Other Services - 1.5%
	FCStone Group, Inc. *	2,250	103,568
	GFI Group, Inc. *	900	86,148
			189,716
	Food-Wholesale/Distribution - 0.6%
	Spartan Stores, Inc.	3,300	75,405

	Hazardous Waste Disposal - 0.8%
	EnergySolutions, Inc. *	3,800	102,562

	Industrial Audio & Video Products - 0.6%
	China Security & Surveillance Technology, Inc. *,##	3,500	76,440

	Internet Applications Software - 0.8%
	Cybersource Corp. *,##	5,800	103,066

	Internet Security - 0.7%
	Blue Coat Systems, Inc. *	2,600	85,462

	Leisure & Recreational Products - 0.6%
	WMS Industries, Inc. *	2,300	84,272

	Machinery-Construction & Mining - 0.7%
	Bucyrus International, Inc. Cl. A	900	89,451

	Machinery-General Industry - 3.7%
	Altra Holdings, Inc. *	4,400	73,172
	Chart Industries, Inc. *	2,600	80,340
	DXP Enterprises, Inc. *,##	2,000	93,360
	Kadant, Inc. *	2,400	71,208
	Middleby Corp. *	900	68,958
	Robbins & Myers, Inc.	1,300	98,319
			485,357
	Medical Information Systems - 0.6%
	Phase Forward, Inc. *	3,600	78,300

	Medical Instruments - 1.1%
	Arthrocare Corp. *,##	1,600	76,880
	NuVasive, Inc. *	1,600	63,232
			140,112
	Medical Labs &Testing Services - 0.8%
	Icon PLC - ADR *	1,600	98,976

	Medical Laser Systems - 0.6%
	Cynosure, Inc. Cl. A *,##	2,900	76,734

	Medical Products - 0.6%
	Wright Medical Group, Inc. *	2,600	75,842

	Medical-Biomedical/Genetics - 3.5%
	Alexion Pharmaceuticals, Inc. *	1,500	112,545
	AMAG Pharmaceuticals, Inc. *,##	1,300	78,169
	Regeneron Pharmaceuticals, Inc. *	4,100	99,015
	Sangamo Biosciences, Inc. *,##	5,700	74,613
	Savient Pharmaceuticals, Inc. *,##	3,700	84,989
			449,331
	Medical-Drugs - 0.4%
	Indevus Pharmaceuticals, Inc. *	8,200	56,990

	Medical-Outpatient/Home Medical Care - 0.7%
	Air Methods Corp. *	1,900	94,373

	Metal Processors & Fabrication - 2.0%
	CIRCOR International, Inc.	1,400	64,904
	LB Foster Co. Cl. A *	1,900	98,287
	RBC Bearings, Inc. *	2,300	99,958
			263,149
	Metal-Aluminum - 0.7%
	Kaiser Aluminum Corp.	1,100	87,428

	Networking Products - 0.5%
	Switch & Data Facilities Co., Inc. *,##	4,400	70,488

	Non-Ferrous Metals - 0.4%
	Horsehead Holding Corp. *,##	3,400	57,698

	Oil Companies-Exploration & Production - 2.4%
	Carrizo Oil & Gas, Inc. *	1,600	87,600
	Penn Virginia Corp.	1,700	74,171
	Venoco, Inc. *	3,700	73,741
	Warren Resources, Inc. *	5,800	81,954
			317,466
	Oil Field Machinery & Equipment - 1.3%
	NATCO Group, Inc. *	1,500	81,225
	T-3 Energy Services, Inc. *	2,000	94,020
			175,245
	Oil-Field Services - 1.8%
	Willbros Group, Inc. *,##	2,700	103,383
	Cal Dive International, Inc. *,##	4,800	63,552
	Matrix Service Co. *	3,300	72,006
			238,941
	Paper & Related Products - 0.5%
	Rock-Tenn Co. Cl. A	2,400	60,984

	Private Corrections - 1.3%
	Cornell Cos., Inc. *	3,300	76,956
	The Geo Group, Inc. *	3,100	86,800
			163,756
	Property/Casualty Insurance - 1.8%
	Amtrust Financial Services, Inc. ##	5,600	77,112
	Navigators Group, Inc. *	1,300	84,500
	Tower Group, Inc. ##	2,000	66,800
			228,412
	Research & Development - 2.3%
	Kendle International, Inc. *,##	2,000	97,840
	Parexel International Corp. *	2,100	101,430
	PharmaNet Development Group, Inc. *	2,500	98,025
			297,295
	Resorts/Theme Parks - 0.5%
	Vail Resorts, Inc. *	1,200	64,572

	Retail-Apparel/Shoe - 2.3%
	Aeropostale, Inc. *	4,100	108,650
	Bebe Stores, Inc.	6,000	77,160
	JOS A Bank Clothiers, Inc. *,##	1,600	45,520
	Pacific Sunwear Of California *	5,200	73,372
			304,702
	Retail-Jewelry - 0.5%
	Movado Group, Inc.	2,700	68,283

	Retail-Miscellaneous/Diversified - 0.9%
	Pricesmart, Inc. ##	3,700	111,222

	Retail-Sporting Goods - 0.4%
	Zumiez, Inc. *,##	2,200	53,592

	Satellite Telecommunications - 0.8%
	GeoEye, Inc. *	3,100	104,315

	Schools - 2.1%
	Capella Education Co. *,##	1,500	98,190
	Corinthian Colleges, Inc. *	5,100	78,540
	INVESTools, Inc. *	5,500	97,570
			274,300
	Seismic Data Collection - 0.5%
	ION Geophysical Corp. *	4,400	69,432

	Semiconductor Components-Integrated Circuits - 2.1%
	O2Micro International, Ltd. - ADR *,##	5,300	61,162
	Anadigics, Inc. *,##	6,200	71,734
	Pericom Semiconductor Corp. *	3,800	71,060
	Standard Microsystems Corp. *	1,800	70,326
			274,282
	Steel Pipe & Tube - 0.7%
	Valmont Industries, Inc. ##	1,000	89,120

	Telecommunications Equipment - 0.9%
	Network Equipment Technologies, Inc. *,##	5,900	49,678
	Plantronics, Inc.	2,800	72,800
			122,478
	Telecommunications Services - 1.8%
	NTELOS Holdings Corp.	3,500	103,915
	PAETEC Holding Corp. *	5,400	52,650
	Premiere Global Services, Inc. *	5,300	78,705
			235,270
	Therapeutics - 2.4%
	Alnylam Pharmaceuticals, Inc. *,##	2,000	58,160
	Cypress Bioscience, Inc. *,##	5,100	56,253
	Isis Pharmaceuticals, Inc. *,##	5,600	88,200
	Onyx Pharmaceuticals, Inc. *	2,000	111,240
			313,853
	Transactional Software - 0.5%
	Synchronoss Technologies, Inc. *	2,000	70,880

	Transport-Air Freight - 0.5%
	Atlas Air Worldwide Holdings, Inc. *,##	1,100	59,642

	Web Portals/ISP - 0.5%
	Trizetto Group *	3,800	66,006

	Wire & Cable Products - 0.5%
	Belden, Inc.	1,600	71,200

	Wound, Burn & Skin Care - 0.7%
	Obagi Medical Products, Inc. *	4,800	87,792

	TOTAL COMMON STOCK
	(Cost: $10,694,970)		12,556,891
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 23.9%
	Money Market Funds - 20.5%
	Boston Global Investment Trust - Enhanced Portfolio, 4.785%**	$2,664,075	$2,664,075

	Time Deposit - 3.4%
	Bank of America London
	2.530%, 01/02/08	441,167	441,167

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $3,105,242)		3,105,242

	TOTAL INVESTMENTS - 120.6%
	(Cost: $13,800,212)		15,662,133
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.6%)		(2,672,005)
	NET ASSETS - 100.0%		$12,990,128

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/07.
ADR -	American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2007 (Unaudited)
	U.S.SYSTEMATIC LARGE CAP GROWTH FUND
		Number
		of Shares	Value
	COMMON STOCK - 99.8%
	Aerospace/Defense - 2.0%
	Lockheed Martin Corp.	2,800	$294,728
	Raytheon Co.	1,900	115,330
			410,058
	Agricultural Chemicals - 1.6%
	Monsanto Co.	2,900	323,901

	Applications Software - 5.2%
	Microsoft Corp.	29,500	1,050,200

	Athletic Footwear - 1.4%
	Nike, Inc. Cl. B	4,400	282,656

	Cable TV - 1.0%
	EchoStar Communications Corp. *	5,400	203,688

	Chemicals-Diversified - 1.2%
	Celanese Corp. Cl. A	5,500	232,760

	Computers - 8.7%
	Apple, Inc. *	3,400	673,472
	Hewlett-Packard Co.	12,000	605,760
	International Business Machines Corp.	4,400	475,640
			1,754,872
	Computers-Memory Devices - 1.7%
	Seagate Technology	5,500	140,250
	EMC Corp. *	10,700	198,271
			338,521
	Cosmetics & Toiletries - 1.1%
	Procter & Gamble Co.	2,975	218,425

	E-Commerce/Products - 1.9%
	Amazon.Com, Inc. *	4,100	379,824

	Electric-Generation - 1.6%
	The AES Corp. *	14,800	316,572

	Electronic Components-Miscellaneous - 2.8%
	Tyco Electronics, Ltd.	5,500	204,215
	Garmin, Ltd.	3,600	349,200
			553,415
	Electronic Components-Semiconductors - 6.1%
	Broadcom Corp. Cl. A *	5,800	151,612
	Intel Corp.	26,200	698,492
	MEMC Electronic Materials, Inc. *	4,200	371,658
			1,221,762
	Energy-Alternate Sources - 0.5%
	Sunpower Corp. Cl. A *	700	91,273

	Engineering/R & D Services - 1.5%
	Fluor Corp.	2,000	291,440

	Engines-Internal Combust - 2.3%
	Cummins, Inc.	3,600	458,532

	Enterprise Software/Services - 2.7%
	BMC Software, Inc. *	5,900	210,276
	Oracle Corp. *	14,400	325,152
			535,428
	Health Care Cost Containment - 0.8%
	McKesson Corp.	2,400	157,224

	Internet Security - 1.0%
	Symantec Corp. *	11,900	192,066

	Machinery-Farm - 2.1%
	AGCO Corp. *	6,100	414,678

	Medical Instruments - 1.0%
	Intuitive Surgical, Inc. *	600	194,700

	Medical Products - 1.3%
	Johnson & Johnson	3,900	260,130

	Medical-Biomedical/Genetics - 1.4%
	Amgen, Inc. *	6,000	278,640

	Medical-Drugs - 7.5%
	Abbott Laboratories	11,100	623,265
	Forest Laboratories, Inc. *	9,200	335,340
	Merck & Co., Inc.	4,500	261,495
	Wyeth	6,500	287,235
			1,507,335
	Medical-HMO - 4.6%
	Aetna, Inc.	8,400	484,932
	UnitedHealth Group, Inc. *	7,700	448,140
			933,072
	Metal Processors & Fabrication - 2.4%
	Precision Castparts Corp.	3,500	485,450

	Metal-Diversified - 2.3%
	Freeport-McMoRan Copper & Gold, Inc.	4,500	460,980

	Networking Products - 4.7%
	Cisco Systems, Inc. *	29,400	795,858
	Juniper Networks, Inc. *	4,700	156,040
			951,898
	Oil Field Machinery & Equipment - 4.0%
	Cameron International Corp. *	4,800	231,024
	National Oilwell Varco, Inc. *	7,700	565,642
			796,666
	Oil Refining & Marketing - 2.7%
	Frontier Oil Corp.	7,300	296,234
	Valero Energy Corp.	3,500	245,105
			541,339
	Oil-Field Services - 1.1%
	Transocean, Inc.	769	110,082
	Smith International, Inc.	1,600	118,160
			228,242
	Pharmacy Services - 2.5%
	Medco Health Solutions, Inc. *	5,000	507,000

	Publishing-Newspapers - 1.2%
	Gannett Co., Inc.	6,300	245,700

	Retail-Computer Equipment - 1.5%
	GameStop Corp. Cl. A *	4,700	291,917

	Retail-Discount - 2.1%
	Dollar Tree Stores, Inc. *	5,800	150,336
	Wal-Mart Stores, Inc.	5,800	275,674
			426,010
	Retail-Restaurants - 2.0%
	Darden Restaurants, Inc.	5,400	149,634
	McDonald's Corp.	4,400	259,204
			408,838
	Super-Regional Banks-US - 3.7%
	Capital One Financial Corp.	8,000	378,080
	Fifth Third Bancorp.	14,700	369,411
			747,491
	Telecommunications Equipment Fiber Optics - 0.8%
	Ciena Corp. *	4,800	163,728

	Telephone-Integrated - 2.2%
	Verizon Communications, Inc.	9,900	432,531

	Television - 1.9%
	CBS Corp. Cl. B	14,300	389,675

	Web Portals/ISP - 1.7%
	Google, Inc. Cl. A *	500	345,740

	TOTAL COMMON STOCK
	(Cost: $16,792,781)		20,024,377
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 0.5%
	Time Deposit - 0.5%
	Brown Brothers Harriman & Co.
	2.530%, 01/02/08
	(Cost: $94,437)	$94,437	$94,437

	TOTAL INVESTMENTS - 100.3%
	(Cost: $16,887,218)		20,118,814
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)		(56,815)
	NET ASSETS - 100.0%		$20,061,999

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2007 (Unaudited)
	U.S.SMALL TO MID CAP GROWTH FUND
		Number
		of Shares	Value
	COMMON STOCK - 99.4%
	Aerospace/Defense - 0.9%
	TransDigm Group, Inc. *	1,200	$54,204

	Aerospace/Defense-Equipment - 5.4%
	AAR Corp. *	1,300	49,439
	BE Aerospace, Inc. *	1,400	74,060
	DRS Technologies, Inc.	800	43,416
	Ducommun, Inc. *	1,400	53,200
	Orbital Sciences Corp. *	1,800	44,136
	Triumph Group, Inc.	600	49,410
			313,661
	Agricultural Chemicals - 0.9%
	CF Industries Holdings, Inc.	500	55,030

	Alternative Waste Tech - 1.0%
	Darling International, Inc. *	4,900	56,644

	Applications Software - 0.9%
	Salesforce.com, Inc. *	800	50,152

	Audio/Video Products - 0.6%
	Universal Electronics, Inc. *	1,100	36,784

	Auto/Truck Parts & Equipment-Original - 0.8%
	BorgWarner, Inc.	1,000	48,410

	Beverages-Wine/Spirits - 1.0%
	Central European Distribution Corp. *	1,000	58,080

	Building Products-Light Fixtures - 0.6%
	LSI Industries, Inc.	2,000	36,400

	Building-Heavy Construction - 1.4%
	Chicago Bridge & Iron Co. NV	900	54,396
	Perini Corp. *	700	28,994
			83,390
	Chemicals-Diversified - 1.5%
	Celanese Corp. Cl. A	800	33,856
	FMC Corp.	1,000	54,550
			88,406
	Chemicals-Plastics - 0.5%
	Metabolix, Inc. *	1,300	30,940

	Chemicals-Specialty - 2.3%
	ICO, Inc. *	4,500	57,780
	Terra Industries, Inc. *	1,600	76,416
			134,196
	Coffee - 0.9%
	Green Mountain Coffee Roasters, Inc. *	1,300	52,910

	Commercial Services - 0.7%
	Quanta Services, Inc. *	1,600	41,984

	Computer Services - 1.0%
	BluePhoenix Solutions, Ltd. *	3,100	56,172

	Computer Software - 0.9%
	Omniture, Inc. *	1,500	49,935

	Computers-Integrated Systems - 1.5%
	Micros Systems, Inc. *	700	49,112
	Radisys Corp. *	2,800	37,520
			86,632
	Computers-Peripheral Equipment - 1.4%
	Sigma Designs, Inc. *	700	38,640
	Synaptics, Inc. *	1,000	41,160
			79,800
	Consulting Services - 1.6%
	FTI Consulting, Inc. *	700	43,148
	Watson Wyatt Worldwide, Inc. Cl. A	1,100	51,051
			94,199
	Consumer Products-Miscellaneous - 0.8%
	Tupperware Brands Corp.	1,400	46,242

	Containers-Metal/Glass - 1.0%
	Owens-Illinois, Inc. *	1,200	59,400

	Data Processing/Management - 0.7%
	FalconStor Software, Inc. *	3,600	40,536

	Diagnostic Kits - 1.1%
	Inverness Medical Innovations, Inc. *	1,100	61,798

	Diversified Manufacturing Operations - 4.8%
	Ameron International Corp.	500	46,075
	Barnes Group, Inc.	1,500	50,085
	Harsco Corp.	800	51,256
	Koppers Holdings, Inc.	1,100	47,564
	Roper Industries, Inc.	500	31,270
	SPX Corp.	500	51,425
			277,675
	E-Commerce/Products - 0.6%
	Shutterfly, Inc. *	1,400	35,868

	E-Commerce/Services - 1.5%
	Expedia, Inc. *	1,300	41,106
	priceline.com, Inc. *	400	45,944
			87,050
	Electronic Components-Semiconductors - 4.1%
	Emcore Corp. *	4,400	67,320
	MEMC Electronic Materials, Inc. *	500	44,245
	Monolithic Power Systems, Inc. *	2,200	47,234
	PMC - Sierra, Inc. *	5,000	32,700
	Skyworks Solutions, Inc. *	5,300	45,050
			236,549
	Electronic Measure Instruments - 1.6%
	Itron, Inc. *	600	57,582
	Trimble Navigation, Ltd. *	1,200	36,288
			93,870
	E-Marketing/Information - 0.4%
	Valueclick, Inc. *	1,100	24,090

	Energy-Alternate Sources - 2.0%
	Canadian Solar, Inc. *	2,300	64,745
	Sunpower Corp. Cl. A *	400	52,156
			116,901
	Engineering/R & D Services - 4.3%
	EMCOR Group, Inc. *	1,700	40,171
	Foster Wheeler, Ltd. *	400	62,008
	McDermott International, Inc. *	1,000	59,030
	Stanley, Inc. *	1,400	44,828
	URS Corp. *	800	43,464
			249,501
	Enterprise Software/Services - 2.9%
	Concur Technologies, Inc. *	1,100	39,831
	JDA Software Group, Inc. *	1,900	38,874
	MicroStrategy, Inc. Cl. A *	500	47,550
	PROS Holdings, Inc. *	2,300	45,126
			171,381
	Entertainment Software - 1.0%
	Activision, Inc. *	2,000	59,400

	Finance-Other Services - 3.9%
	FCStone Group, Inc. *	1,250	57,538
	GFI Group, Inc. *	600	57,432
	IntercontinentalExchange, Inc. *	300	57,750
	The Nasdaq Stock Market, Inc. *	1,100	54,439
			227,159
	Food-Wholesale/Distribution - 0.8%
	Spartan Stores, Inc.	2,000	45,700

	Industrial Gases - 0.8%
	Airgas, Inc.	900	46,899

	Instruments-Controls - 0.8%
	Mettler Toledo International, Inc. *	400	45,520

	Internet Applications Software - 0.7%
	Vocus, Inc. *	1,200	41,436

	Internet Security - 0.7%
	Blue Coat Systems, Inc. *	1,200	39,444

	Leisure & Recreational Products - 0.8%
	WMS Industries, Inc. *	1,350	49,464

	Machinery-Construction & Mining - 1.0%
	Bucyrus International, Inc. Cl. A	600	59,634

	Machinery-General Industry - 2.4%
	Chart Industries, Inc. *	1,500	46,350
	Robbins & Myers, Inc.	600	45,378
	The Manitowoc Co., Inc.	1,000	48,830
			140,558
	Machinery-Pumps - 1.0%
	Flowserve Corp.	600	57,720

	Medical Information Systems - 0.6%
	Phase Forward, Inc. *	1,700	36,975

	Medical Instruments - 2.9%
	Arthrocare Corp. *	900	43,245
	Cepheid, Inc. *	2,200	57,970
	Intuitive Surgical, Inc. *	100	32,450
	NuVasive, Inc. *	900	35,568
			169,233
	Medical Labs & Testing Services - 1.0%
	Icon PLC - ADR *	900	55,674

	Medical Laser Systems - 0.7%
	Cynosure, Inc. Cl. A *	1,500	39,690

	Medical Products - 0.9%
	Wright Medical Group, Inc. *	1,700	49,589

	Medical-Biomedical/Genetics - 2.2%
	Qiagen NV *	2,200	46,310
	Alexion Pharmaceuticals, Inc. *	600	45,018
	Savient Pharmaceuticals, Inc. *	1,700	39,049
			130,377
	Medical-Outpatient/Home Medical Care - 0.7%
	Air Methods Corp. *	800	39,736

	Metal Processors & Fabrication - 1.7%
	LB Foster Co. Cl. A *	1,000	51,730
	RBC Bearings, Inc. *	1,100	47,806
			99,536
	Networking Products - 1.3%
	Atheros Communications, Inc. *	1,300	39,702
	Switch & Data Facilities Co., Inc. *	2,400	38,448
			78,150
	Oil Companies-Exploration & Production - 1.2%
	Gulfport Energy Corp. *	1,700	31,042
	Penn Virginia Corp.	900	39,267
			70,309
	Oil Field Machinery & Equipment - 0.9%
	T-3 Energy Services, Inc. *	1,100	51,711

	Oil-Field Services - 2.3%
	Willbros Group, Inc. *	1,300	49,777
	Helix Energy Solutions Group, Inc. *	1,100	45,650
	Matrix Service Co. *	1,800	39,276
			134,703
	Patient Monitoring Equipment - 0.9%
	Insulet Corp. *	2,200	51,656

	Private Corrections - 0.7%
	Corrections Corp. of America *	1,400	41,314

	Property/Casualty Insurance - 0.5%
	Amtrust Financial Services, Inc.	2,100	28,917

	Research & Development - 1.6%
	Parexel International Corp. *	800	38,640
	PharmaNet Development Group, Inc. *	1,400	54,894
			93,534
	Retail-Apparel/Shoe - 0.6%
	The Buckle, Inc.	1,000	33,000

	Retail-Automobile - 0.9%
	Copart, Inc. *	1,300	55,315

	Retail-Jewelry - 0.5%
	Movado Group, Inc.	1,100	27,819

	Retail-Miscellaneous/Diversified - 0.9%
	Pricesmart, Inc.	1,800	54,108

	Retail-Sporting Goods - 0.6%
	Zumiez, Inc. *	1,500	36,540

	Seismic Data Collection - 0.6%
	ION Geophysical Corp. *	2,200	34,716

	Telecommunications Equipment - 1.5%
	Harris Corp.	800	50,144
	Plantronics, Inc.	1,500	39,000
			89,144
	Telecommunications Equipment Fiber Optics - 0.6%
	Ciena Corp. *	1,000	34,110

	Telecommunications Services - 1.6%
	NTELOS Holdings Corp.	1,500	44,535
	Premiere Global Services, Inc. *	3,100	46,035
			90,570
	Therapeutics - 1.1%
	BioMarin Pharmaceutical, Inc. *	900	31,860
	Cypress Bioscience, Inc. *	2,800	30,884
			62,744
	Transactional Software - 0.5%
	Synchronoss Technologies, Inc. *	800	28,352

	Veterinary Diagnostics - 0.9%
	Neogen Corp. *	1,900	50,445

	Web Portals/ISP - 0.6%
	Trizetto Group *	2,000	34,740

	Wire & Cable Products - 1.4%
	Belden, Inc.	800	35,600
	General Cable Corp. *	600	43,968
			79,568
	Wound, Burn & Skin Care - 0.7%
	Obagi Medical Products, Inc. *	2,200	40,238

	X-Ray Equipment - 0.8%
	Hologic, Inc. *	700	48,048

	TOTAL COMMON STOCK
	(Cost: $5,183,739)		5,792,285
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 0.7%
	Time Deposit - 0.7%
	Brown Brothers Harriman & Co.
	2.530%, 01/02/08
	(Cost: $40,551)	$40,551	$40,551

	TOTAL INVESTMENTS - 100.1%
	(Cost: $5,224,290)		5,832,836
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(3,986)
	NET ASSETS - 100.0%		$5,828,850

*	Non-income producing securities.
ADR -	American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2007 (Unaudited)
	U.S.CONVERTIBLE FUND
		Principal
		Amount	Value
	CONVERTIBLE CORPORATE BOND - 83.0%
	Aerospace/Defense - 2.2%
	Lockheed Martin Corp. ++
	4.619%, 08/15/33	$3,175,000	$4,679,315
	United Industrial Corp.
	3.750%, 09/15/24	935,000	1,984,538
			6,663,853
	Aerospace/Defense-Equipment - 3.6%
	Orbital Sciences Corp.
	2.438%, 01/15/27	4,090,000	5,040,925
	Triumph Group, Inc.
	2.625%, 10/01/26	3,445,000	5,636,881
			10,677,806
	Agricultural Operations - 1.6%
	Archer-Daniels-Midland Co.
	0.875%, 02/15/14	4,050,000	4,905,563
	Auto-Cars/Light Trucks - 1.5%
	Ford Motor Co.
	4.250%, 12/15/36	4,610,000	4,604,237
	Brewery - 1.6%
	Molson Coors Brewing Co.
	2.500%, 07/30/13	3,860,000	4,646,475
	Broadcast Services/Programming - 1.2%
	Liberty Media LLC
	0.750%, 03/30/23	3,485,000	3,646,181
	Casino Services - 1.6%
	International Game Technology
	2.600%, 12/15/36	4,795,000	4,890,900
	Cellular Telecommunications - 1.0%
	Nextel Communications, Inc.
	5.250%, 01/15/10	3,000,000	2,985,000
	Commercial Services - 1.4%
	Quanta Services, Inc.
	3.750%, 04/30/26	2,220,000	3,030,300
	Quanta Services, Inc. 144A#
	3.750%, 04/30/26	870,000	1,187,550
			4,217,850
	Computer Services - 3.2%
	DST Systems, Inc.
	4.125%, 08/15/23	2,790,000	4,952,250
	Electronic Data Systems Corp.
	3.875%, 07/15/23	4,565,000	4,559,294
			9,511,544
	Computers - 1.4%
	Hewlett-Packard Co. +
	0.000%, 10/14/17	4,890,000	4,168,725
	Computers-Memory Devices - 1.7%
	EMC Corp.
	1.750%, 12/01/11	1,890,000	2,563,312
	EMC Corp. 144A#
	1.750%, 12/01/11	1,885,000	2,556,531
			5,119,843
	Consulting Services - 1.5%
	FTI Consulting, Inc.
	3.750%, 07/15/12	2,165,000	4,595,212
	Diagnostic Kits - 1.8%
	Inverness Medical Innovations, Inc.
	3.000%, 05/15/16	2,700,000	3,614,625
	Inverness Medical Innovations, Inc. 144A#
	3.000%, 05/15/16	1,290,000	1,726,988
			5,341,613
	Diversified Manufacturing Operations - 1.6%
	Roper Industries, Inc.
	1.481%, 01/15/34	6,100,000	4,811,375
	E-Commerce/Products - 1.5%
	Amazon.Com, Inc.
	4.750%, 02/01/09	3,635,000	4,430,156
	E-Commerce/Services - 1.8%
	priceline.com, Inc.
	0.750%, 09/30/13	475,000	1,382,250
	priceline.com, Inc.
	2.250%, 01/15/25	850,000	2,581,875
	priceline.com, Inc. 144A#
	0.750%, 09/30/13	470,000	1,367,700
			5,331,825
	Electronic Components-Semiconductors - 3.6%
	Intel Corp.
	2.950%, 12/15/35	4,285,000	4,643,869
	PMC - Sierra, Inc.
	2.250%, 10/15/25	2,905,000	3,032,094
	Skyworks Solutions, Inc.
	1.250%, 03/01/10	2,725,000	3,031,563
			10,707,526
	Electronic Measure Instruments - 0.6%
	Itron, Inc.
	2.500%, 08/01/26	1,115,000	1,793,756
	Electronics-Military - 1.8%
	L-3 Communications Corp.
	3.000%, 08/01/35	3,285,000	3,987,169
	L-3 Communications Corp. 144A#
	3.000%, 08/01/35	1,065,000	1,292,644
			5,279,813
	Energy-Alternate Sources - 1.7%
	Covanta Holding Corp.
	1.000%, 02/01/27	4,525,000	5,068,000
	Enterprise Software/Services - 2.5%
	Lawson Software, Inc.
	2.500%, 04/15/12	3,070,000	3,407,700
	Lawson Software, Inc. 144A#
	2.500%, 04/15/12	1,145,000	1,270,950
	Sybase, Inc.
	1.750%, 02/22/25	2,445,000	2,857,594
			7,536,244
	Footwear & Related Apparel - 1.2%
	Iconix Brand Group, Inc.
	1.875%, 06/30/12	1,800,000	1,746,000
	Iconix Brand Group, Inc. 144A#
	1.875%, 06/30/12	1,800,000	1,746,000
			3,492,000
	Instruments-Scientific - 1.8%
	Fisher Scientific International, Inc.
	3.250%, 03/01/24	3,465,000	5,435,719
	Life/Health Insurance - 1.6%
	Prudential Financial, Inc. ++
	2.733%, 12/12/36	4,635,000	4,642,416
	Machinery-Farm - 1.8%
	AGCO Corp.
	1.250%, 12/15/36	2,945,000	5,330,450
	Medical Instruments - 1.9%
	St. Jude Medical, Inc.
	1.220%, 12/15/08	3,200,000	3,224,000
	St. Jude Medical, Inc. 144A#
	1.220%, 12/15/08	2,290,000	2,307,175
			5,531,175
	Medical-Biomedical/Genetics - 3.5%
	Genzyme Corp.
	1.250%, 12/01/23	4,380,000	5,069,850
	Invitrogen Corp.
	2.000%, 08/01/23	3,640,000	5,268,900
			10,338,750
	Medical-Drugs - 5.0%
	Allergan, Inc.
	1.500%, 04/01/26	2,230,000	2,623,037
	Allergan, Inc. 144A#
	1.500%, 04/01/26	1,800,000	2,117,250
	Teva Pharmaceutical Finance LLC
	0.500%, 02/01/24	3,990,000	5,017,425
	Wyeth ++
	4.886%, 01/15/24	4,760,000	5,045,790
			14,803,502
	Multimedia - 1.3%
	The Walt Disney Co.
	2.125%, 04/15/23	3,400,000	3,893,000
	Networking Products - 1.0%
	Juniper Networks, Inc. +
	0.000%, 06/15/08	1,770,000	2,949,263
	Oil & Gas Drilling - 1.7%
	Transocean, Inc.
	1.500%, 12/15/37	4,630,000	5,052,488
	Oil Companies-Exploration & Production - 1.6%
	Devon Energy Corp.
	4.950%, 08/15/08	2,700,000	4,721,625
	Oil Field Machinery & Equipment - 1.8%
	Cameron International Corp.
	2.500%, 06/15/26	3,525,000	5,446,125
	Oil-Field Services - 1.6%
	Schlumberger, Ltd.
	1.500%, 06/01/23	1,720,000	4,678,400
	Printing-Commercial - 1.1%
	Bowne & Co., Inc.
	5.000%, 10/01/33	3,070,000	3,200,475
	REITS-Diversified - 1.5%
	Digital Realty Trust LP 144A#
	4.125%, 08/15/26	3,550,000	4,469,450
	Research & Development - 1.0%
	PharmaNet Development Group, Inc.
	2.250%, 08/15/24	2,550,000	2,919,750
	Retail-Discount - 1.5%
	TJX Cos., Inc. +
	0.000%, 02/13/21	4,525,000	4,372,281
	Super-Regional Banks-US - 0.8%
	Wells Fargo & Co. ++
	4.661%, 05/01/33	2,285,000	2,285,686
	Telecommunications Equipment Fiber Optics - 0.6%
	Ciena Corp.
	0.250%, 05/01/13	1,770,000	1,854,075
	Therapeutics - 2.7%
	Gilead Sciences, Inc.
	0.625%, 05/01/13	1,910,000	2,573,725
	Gilead Sciences, Inc. 144A#
	0.625%, 05/01/13	1,905,000	2,566,987
	MGI Pharma, Inc.
	1.682%, 03/02/24	2,925,000	2,815,313
			7,956,025
	Toys - 1.3%
	Hasbro, Inc.
	2.750%, 12/01/21	3,069,000	3,909,139
	Web Hosting/Design - 1.7%
	Equinix, Inc.
	2.500%, 04/15/12	4,490,000	5,079,312
	Wire & Cable Products - 1.5%
	General Cable Corp.
	0.875%, 11/15/13	2,830,000	4,559,837
	Wireless Equipment - 1.5%
	American Tower Corp.
	3.000%, 08/15/12	2,040,000	4,335,000
	X-Ray Equipment - 1.6%
	Hologic, Inc.
	2.000%, 12/15/37	4,325,000	4,698,031
	TOTAL CONVERTIBLE CORPORATE BOND
	(Cost: $231,345,011)		246,887,471
		Principal
		Amount	Value
	CONVERTIBLE PREFERRED STOCK - 14.6%
	Agricultural Operations - 1.5%
	Bunge, Ltd.
	4.875%, 12/31/49	$31,510	$4,446,849
	Auto-Cars/Light Trucks - 1.2%
	General Motors Corp.
	6.250%, 07/15/33	181,315	3,548,334
	Electric-Generation - 1.4%
	AES Trust III
	6.750%, 10/15/29	90,943	4,233,397
	Electric-Integrated - 1.8%
	Entergy Corp.
	7.625%, 02/17/09	75,555	5,421,071
	Independent Power Producer - 1.5%
	NRG Energy, Inc.
	5.750%, 03/16/09	12,120	4,541,970
	Medical-Drugs - 1.3%
	Schering-Plough Corp.
	6.000%, 08/13/10	16,000	3,886,000
	Metal-Diversified - 1.9%
	Freeport-McMoRan Copper & Gold, Inc.
	6.750%, 05/01/10	37,615	5,676,856
	Multi-line Insurance - 3.0%
	Fortis Insurance NV 144A#
	7.750%, 01/26/08	2,750	4,544,430
	MetLife, Inc.
	6.375%, 08/15/08	140,400	4,294,836
			8,839,266
	Non-Hazardous Waste Disposal - 1.0%
	Allied Waste Industries, Inc.
	6.250%, 03/01/08	10,650	3,040,575
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost: $41,836,217)		43,634,318
		Number
		of Shares	Value
	COMMON STOCK - 1.9%
	Oil-Field Services - 0.0%
	Exterran Holdings, Inc. *	105	$8,589

	Rubber-Tires - 0.8%
	The Goodyear Tire & Rubber Co. *	88,071	2,485,364

	Telecommunications Equipment - 1.1%
	Harris Corp.	49,392	3,095,890

	TOTAL COMMON STOCK
	(Cost: $4,808,136)		5,589,843
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 0.1%
	Time Deposit - 0.1%
	Bank of America London
	2.530%, 01/02/08
	(Cost: $204,084)	$204,084	$204,084

	TOTAL INVESTMENTS - 99.6%
	(Cost: $278,193,449)		296,315,716
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		1,143,365
	NET ASSETS - 100.0%		$297,459,081

*	Non-income producing securities.
#	144A Security. Certain condition for public sale may exist. The total market value of
	144A securities owned at December 31, 2007 was $27,153,655 or 9.13% of net assets.
##	All or a portion of the Fund's holdings in this security was on loan as of 09/30/07.
+	Zero coupon bond.
++	The coupon rate shown on floating rate securities represents the rate at December 31, 2007.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2007 (Unaudited)
	GLOBAL SELECT FUND
		Number
		of Shares	Value
	COMMON STOCK - 96.7%
	Australia - 1.4%
	BHP Billiton, Ltd.	21,668	$763,687

	Belgium - 1.2%
	Fortis	24,471	646,863

	Finland - 1.5%
	Outotec OYJ	14,878	817,890

	France - 3.5%
	Total SA	10,340	859,133
	Veolia Environnement	11,107	1,014,125
			1,873,258
	Germany - 7.6%
	Commerzbank AG	10,476	402,210
	Continental AG	6,227	810,181
	Henkel KGaA	17,606	899,643
	Siemens AG	7,618	1,212,471
	Tognum AG	26,149	787,944
			4,112,449
	Greece - 1.0%
	OPAP SA	13,150	527,176

	Hong Kong - 4.3%
	Hutchison Whampoa, Ltd.	42,000	476,697
	Jardine Matheson Holdings, Ltd.	30,800	853,160
	Kowloon Development Co., Ltd.	192,000	496,165
	Melco International Development ##	342,000	514,048
			2,340,070
	Indonesia - 1.7%
	Indosat Tbk PT	1,026,500	945,353

	Ireland - 2.6%
	Anglo Irish Bank Corp. PLC	40,829	657,828
	Icon PLC - ADR *,##	11,900	736,134
			1,393,962
	Israel - 2.2%
	Israel Chemicals, Ltd.	95,421	1,215,013

	Italy - 3.7%
	Finmeccanica SpA	20,926	672,169
	Geox SpA	29,081	584,621
	UniCredito Italiano SpA	93,105	773,185
			2,029,975
	Japan - 6.6%
	Aichi Corp.	31,300	303,992
	Asics Corp.	46,000	662,937
	Chugai Pharmaceutical Co., Ltd.	43,000	615,853
	Joint Corp.	16,500	320,503
	Mitsubishi UFJ Financial Group, Inc.	53,600	502,343
	Nitori Co., Ltd.	8,650	415,020
	Sony Corp. - ADR	14,200	771,060
			3,591,708
	Netherlands - 2.5%
	Koninklijke Ahold NV *	40,338	562,043
	Koninklijke Philips Electronics NV *	18,429	795,390
			1,357,433
	Republic Of China - 2.1%
	AAC Acoustic Technologies Holdings, Inc. *	332,000	447,072
	China Mobile, Ltd.	40,500	716,258
			1,163,330
	South Korea - 0.5%
	Osstem Implant Co., Ltd. *	8,461	288,346

	Spain - 4.9%
	Banco Santander SA	31,990	691,743
	Tecnicas Reunidas SA ##	12,440	796,266
	Telefonica SA	35,184	1,143,014
			2,631,023
	Sweden - 0.9%
	Telefonaktiebolaget LM Ericsson Cl. B	208,000	488,526

	Switzerland - 3.0%
	Nestle SA	2,250	1,033,432
	Sika AG	305	575,436
			1,608,868
	United Kingdom - 7.5%
	ARM Holdings PLC	167,632	413,773
	IG Group Holdings PLC	106,187	856,072
	International Power PLC	100,872	910,609
	Standard Chartered PLC	32,347	1,187,350
	Wellstream Holdings PLC *	33,489	721,963
			4,089,767
	United States - 38.0%
	3M Co.	9,500	801,040
	Affiliated Managers Group, Inc. *,##	6,700	786,982
	Aflac, Inc.	12,600	789,138
	Ansys, Inc. *	17,100	708,966
	Apollo Investment Corp.##	31,300	533,665
	Apple, Inc. *	5,600	1,109,248
	Bristol-Myers Squibb Co.	26,200	694,824
	Corning, Inc.	39,500	947,605
	Devon Energy Corp.	10,500	933,555
	Genzyme Corp. *	9,900	736,956
	Helmerich & Payne, Inc.	27,400	1,097,918
	Hess Corp.	10,700	1,079,202
	ITT Corp.	11,200	739,648
	Marathon Oil Corp.	13,300	809,438
	Merck & Co., Inc.	16,500	958,815
	Morgan Stanley	5,700	302,727
	Motorola, Inc.	57,800	927,112
	Oracle Corp. *	36,100	815,138
	Praxair, Inc.	8,700	771,777
	Procter & Gamble Co.	15,100	1,108,642
	Spansion, Inc. Cl. A *,##	83,800	329,334
	The Coca-Cola Co.	13,200	810,084
	Thermo Fisher Scientific, Inc. *	14,500	836,360
	Waters Corp. *	12,400	980,468
	XTO Energy, Inc.	20,100	1,032,336
			20,640,978
	TOTAL COMMON STOCK
	(Cost: $42,005,297)		52,525,675

	EQUITY-LINKED SECURITIES - 1.1%
	Taiwan - 1.1%
	Credit Suisse FB Hon Hai Precision Industry Co., Ltd. - 11/05/10
	(Cost: $447,569)	97,442	$606,869
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 7.1%
	Money Market Funds - 5.5%
	Boston Global Investment Trust - Enhanced Portfolio, 4.785%**	$2,993,048	$2,993,048

	Time Deposits - 1.6%
	Bank of America London
	2.530%, 01/02/08	873,492	873,492

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $3,866,540)		3,866,540
	TOTAL INVESTMENTS - 104.9%
	(Cost: $46,319,406)		56,999,084
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9%)		(2,686,037)
	NET ASSETS - 100.0%		$54,313,047

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/07.
ADR -	American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2007 (Unaudited)
	INTERNATIONAL GROWTH FUND
		Number
		of Shares	Value
	COMMON STOCK - 93.5%
	Australia - 7.2%
	AMP, Ltd.	23,896	$208,770
	CSL, Ltd.	15,324	489,232
	Incitec Pivot, Ltd.	6,553	673,777
	Rio Tinto, Ltd.	3,194	375,662
			1,747,441
	Belgium - 1.7%
	Fortis	5,347	141,342
	InBev NV	3,105	258,761
			400,103
	Brazil - 1.3%
	Cia Vale do Rio Doce - ADR ##	7,200	235,224
	Unibanco - Uniao de Bancos Brasileiros SA - GDR	600	83,784
			319,008
	Canada - 2.3%
	Inmet Mining Corp.	1,900	155,069
	Rogers Communications, Inc. Cl. B	5,100	232,483
	Teck Cominco, Ltd. Cl. B	4,900	175,902
			563,454
	Denmark - 2.2%
	FLSmidth & Co. AS Cl. B	3,950	404,290
	Novo Nordisk AS Cl. B *	2,000	131,371
			535,661
	Egypt - 0.6%
	Orascom Construction Industries - GDR	735	154,350

	Finland - 2.7%
	Nokia OYJ	6,754	261,877
	Outotec OYJ	4,996	274,645
	Wartsila OYJ Cl. B *	1,515	115,380
			651,902
	France - 7.4%
	Alstom	1,525	327,755
	Cie Generale de Geophysique-Veritas *	862	245,756
	Electricite de France	1,385	164,992
	Gaz de France SA	2,048	119,771
	Suez SA	1,722	117,247
	Total SA	2,917	242,368
	Veolia Environnement	6,346	579,422
			1,797,311
	Germany - 11.4%
	E.ON AG	1,797	382,509
	IVG Immobilien AG	3,914	134,936
	Rhoen Klinikum AG	3,735	117,843
	RWE AG	1,971	276,643
	SAP AG	4,028	209,241
	Siemens AG	4,332	689,476
	Solarworld AG	4,464	272,485
	Stada Arzneimittel AG	3,797	233,436
	Tognum AG	5,194	156,510
	United Internet AG	11,070	269,478
			2,742,557
	Greece - 1.9%
	National Bank of Greece SA	3,389	232,781
	Piraeus Bank SA	6,100	238,124
			470,905
	Hong Kong - 2.1%
	Kerry Properties, Ltd.	14,063	113,624
	Pacific Basin Shipping, Ltd.	53,200	85,967
	Sun Hung Kai Properties, Ltd.	15,000	318,183
			517,774
	Ireland - 0.6%
	Anglo Irish Bank Corp. PLC	8,851	142,605

	Italy - 2.6%
	Saipem SpA	7,694	308,560
	UniCredito Italiano SpA	39,203	325,559
			634,119
	Japan - 18.1%
	Chugai Pharmaceutical Co., Ltd.	18,400	263,528
	East Japan Railway Co.	46	379,645
	Fanuc, Ltd.	1,100	107,130
	Honda Motor Co., Ltd.	4,500	151,054
	Japan Tobacco, Inc.	74	442,483
	KDDI Corp.	39	290,453
	Komatsu, Ltd.	3,200	87,079
	Mitsubishi Corp.	9,600	262,955
	Mitsubishi Electric Corp.	13,300	139,054
	Mitsubishi Estate Co., Ltd.	3,300	79,609
	Mitsui Engineering & Shipbuilding Co., Ltd.	20,000	78,056
	Nintendo Co., Ltd.	800	479,076
	Nitori Co., Ltd.	1,650	79,166
	Nomura Holdings, Inc.	9,300	157,754
	Secom Co., Ltd.	5,800	317,218
	Sumitomo Heavy Industries, Ltd.	12,000	110,639
	The Japan Steel Works, Ltd.	27,000	398,057
	Tokyu Land Corp.	11,000	94,723
	Toyo Tanso Co., Ltd.	3,800	303,415
	Toyota Motor Corp.	2,900	156,792
			4,377,886
	Mexico - 0.3%
	America Movil SAB de CV - ADR	1,200	73,668

	Netherlands - 3.0%
	Koninklijke BAM Groep NV	7,600	178,896
	Koninklijke Philips Electronics NV *	4,700	200,925
	Royal KPN NV	9,553	173,749
	SBM Offshore NV	5,301	167,407
			720,977
	Norway - 1.2%
	Renewable Energy Corp. AS *	5,800	294,815

	Peru - 0.3%
	Credicorp, Ltd.	900	68,670

	Republic Of China - 0.6%
	China Coal Energy Co.	19,400	61,081
	China Communications Construction Co., Ltd.	34,000	89,825
			150,906
	Russian Federation - 1.0%
	Evraz Group SA - GDR	2,952	228,780

	Singapore - 2.5%
	City Developments, Ltd.	27,600	272,271
	DBS Group Holdings, Ltd.	23,100	332,189
			604,460
	Spain - 1.3%
	Iberdrola SA	7,233	109,980
	Telefonica SA	6,336	205,836
			315,816
	Switzerland - 6.9%
	ABB, Ltd.	13,292	382,975
	Julius Baer Holding AG	2,610	215,780
	Nestle SA	1,038	476,757
	Roche Holding AG *	1,472	254,315
	Swatch Group AG	3,493	206,251
	Syngenta AG	507	129,196
			1,665,274
	United Kingdom - 14.1%
	BP PLC	18,451	225,881
	British American Tobacco PLC	12,053	471,457
	BT Group PLC	33,929	184,213
	Burberry Group PLC	14,262	161,681
	Imperial Tobacco Group PLC	5,901	318,566
	International Power PLC	52,145	470,732
	Reckitt Benckiser Group PLC	3,759	218,045
	Royal Dutch Shell PLC Cl. A	5,272	221,538
	Southern Cross Healthcare, Ltd.	21,824	230,247
	Standard Chartered PLC	6,799	249,569
	Unilever PLC	9,482	356,735
	Vodafone Group PLC	79,083	295,640
			3,404,304
	TOTAL COMMON STOCK
	(Cost: $18,490,916)		22,582,746

	PREFERRED STOCK - 3.5%
	Brazil - 0.8%
	Usinas Siderurgicas de Minas Gerais SA	3,900	$178,567

	Germany - 2.7%
	Fresenius SE	4,275	355,640
	Henkel KGaA	5,391	302,902
			658,542
	TOTAL PREFERRED STOCK
	(Cost: $768,633)		837,109
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 4.1%
	Money Market Funds - 1.0%
	Boston Global Investment Trust - Enhanced Portfolio, 4.785%**	$243,175	$243,175

	Time Deposits - 3.1%
	Bank of America London
	2.530%, 01/02/08	746,769	746,769

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $989,944)		989,944
	TOTAL INVESTMENTS - 101.1%
	(Cost: $20,249,493)		24,409,799
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1%)		(253,531)
	NET ASSETS - 100.0%		$24,156,268

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/07.
ADR -	American Depository Receipt
GDR -	Global Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2007 (Unaudited)
	INTERNATIONAL GROWTH OPPORTUNITIES FUND
		Number
		of Shares	Value
	COMMON STOCK - 96.0%
	Australia - 4.0%
	Incitec Pivot, Ltd. ##	36,599	$3,763,096
	Murchison Metals, Ltd. *,##	269,965	822,538
	Western Areas NL *	134,500	643,633
			5,229,267
	Belgium - 4.2%
	EVS Broadcast Equipment SA	26,848	3,124,548
	Umicore	9,570	2,378,609
			5,503,157
	Canada - 1.0%
	Inmet Mining Corp.	15,300	1,248,711

	Finland - 2.5%
	Outotec OYJ	59,849	3,290,084

	France - 5.4%
	Cie Generale de Geophysique-Veritas *	7,653	2,181,868
	Neopost SA	18,847	1,942,370
	Nexans SA	19,359	2,419,977
	Teleperformance	13,488	525,147
			7,069,362
	Germany - 13.0%
	Arques Industries AG	31,401	1,078,881
	Balda AG *,##	126,002	1,676,413
	Bauer AG	23,451	1,662,897
	Comdirect Bank AG	164,448	2,010,005
	IVG Immobilien AG	60,885	2,099,019
	Morphosys AG *,##	15,241	1,076,274
	SGL Carbon AG *	47,080	2,548,209
	Stada Arzneimittel AG	42,189	2,593,746
	Tognum AG	71,303	2,148,562
			16,894,006
	Greece - 1.4%
	JUMBO SA	51,665	1,873,313

	Hong Kong - 5.0%
	Kowloon Development Co., Ltd.	549,800	1,420,790
	Melco International Development ##	931,500	1,400,105
	Parkson Retail Group, Ltd. ##	184,500	2,223,020
	Tian An China Investment	979,360	1,379,097
			6,423,012
	Indonesia - 1.0%
	Bakrie Sumatera Plantations Tbk PT	5,511,900	1,335,062

	Ireland - 3.6%
	Kingspan Group PLC	106,561	1,612,504
	Paddy Power PLC	92,532	3,079,119
			4,691,623
	Italy - 4.6%
	ACEA SpA	77,600	1,614,466
	Azimut Holding SpA	115,577	1,498,002
	Digital Multimedia Technologies SpA *,##	26,271	1,382,743
	Mariella Burani SpA	51,799	1,423,018
			5,918,229
	Japan - 8.5%
	Asics Corp.	159,600	2,300,103
	KK DaVinci Advisors *	1,070	948,216
	Nitori Co., Ltd. ##	24,300	1,165,895
	Parco Co., Ltd.	77,000	960,131
	The Japan Steel Works, Ltd.	156,300	2,304,311
	Tokuyama Corp. ##	60,800	611,184
	Tokyu Land Corp.	141,400	1,217,623
	Towa Pharmaceutical Co., Ltd. ##	34,900	1,477,662
			10,985,125
	Mexico - 0.9%
	Banco Compartamos SA de CV *	256,800	1,115,263

	Netherlands - 3.7%
	Koninklijke BAM Groep NV ##	73,151	1,721,902
	SBM Offshore NV	53,901	1,702,209
	Unit 4 Agresso NV	47,217	1,346,156
			4,770,267
	Norway - 2.7%
	Pronova BioPharma AS *	443,000	1,794,893
	Songa Offshore ASA *	124,576	1,686,296
			3,481,189
	Republic Of China - 5.1%
	AAC Acoustic Technologies Holdings, Inc. *,##	1,446,000	1,947,188
	China Green Holdings, Ltd.	2,094,000	2,247,772
	Harbin Power Equipment	747,000	2,395,029
			6,589,989
	Singapore - 4.2%
	Ausgroup, Ltd.	1,704,000	2,000,597
	StarHub, Ltd.	1,122,500	2,191,271
	UOL Group, Ltd.	385,200	1,209,562
			5,401,430
	South Korea - 1.7%
	Osstem Implant Co., Ltd. *	26,569	905,455
	STX Engine Co., Ltd. *	18,620	1,283,040
			2,188,495
	Spain - 2.6%
	Grifols SA	146,882	3,309,279

	Sweden - 2.1%
	Lindab International AB ##	52,100	1,186,986
	Meda AB Cl. A ##	60,250	745,761
	Rezidor Hotel Group AB ##	132,000	794,467
			2,727,214
	Switzerland - 0.7%
	Forbo Holding AG *	1,520	939,805

	United Arab Emirates - 1.8%
	Lamprell PLC	278,175	2,381,061

	United Kingdom - 16.3%
	Aberdeen Asset Management PLC	483,216	1,594,332
	ARM Holdings PlLC	226,214	558,374
	Babcock International Group	238,080	2,668,181
	De La Rue PLC	142,199	2,764,094
	Game Group PLC	355,157	1,767,439
	Henderson Group PLC	346,439	870,647
	IG Group Holdings PLC	324,818	2,618,660
	RPS Group PLC	265,330	1,690,131
	Southern Cross Healthcare, Ltd.	217,677	2,296,532
	SSL International PLC	173,023	1,842,645
	Wellstream Holdings PLC *	113,803	2,453,388
			21,124,423
	TOTAL COMMON STOCK
	(Cost: $97,133,735)		124,489,366

	PREFERRED STOCK - 1.9%
	Brazil - 1.9%
	Banco do Estado do Rio Grande do Sul Cl. B	190,300	$1,174,942
	Duratex SA	52,900	1,292,781
			2,467,723
	TOTAL PREFERRED STOCK
	(Cost: $2,546,634)		2,467,723

	WARRANTS - 0.1%
	Hong Kong - 0.1%
	Tian An China Investment *
	TOTAL WARRANTS
	(Cost: $0)	182,560	$116,128
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 12.0%
	Money Market Funds - 11.9%
	Boston Global Investment Trust - Enhanced Portfolio, 4.785%**	$15,405,423	$15,405,423

	Time Deposits - 0.1%
	Wells Fargo Bank
	2.530%, 01/02/08	222,257	222,257

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $15,627,680)		15,627,680
	TOTAL INVESTMENTS - 110.0%
	(Cost: $115,308,049)		142,700,897
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0%)		(12,999,979)
	NET ASSETS - 100.0%		$129,700,918

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/07.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2007 (Unaudited)
	EMERGING MARKETS FUND
		Number
		of Shares	Value
	COMMON STOCK - 86.3%
	Brazil - 9.9%
	All America Latina Logistica SA	27,800	$359,838
	Banco Itau Holding Financeira SA - ADR	1,800	46,548
	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	2,600	122,200
	Cia Vale do Rio Doce - ADR	14,800	483,516
	Gerdau SA - ADR	13,520	392,215
	Petroleo Brasileiro SA - ADR	10,900	1,256,116
	Tele Norte Leste Participacoes SA - ADR	4,900	94,472
	Telemig Celular Participacoes SA - ADR	1,100	61,765
	Unibanco - Uniao de Bancos Brasileiros SA	56,900	790,526
			3,607,196
	Czech Republic - 0.9%
	Unipetrol *	17,100	320,353

	Egypt - 0.3%
	Orascom Construction Industries	1,071	111,442

	Hong Kong - 0.8%
	Tencent Holdings, Ltd.	38,600	297,022

	India - 3.1%
	Reliance Industries, Ltd. - GDR 144A#,*	5,685	839,959
	Satyam Computer Services, Ltd. - ADR	10,700	285,904
			1,125,863
	Indonesia - 0.3%
	Bakrie and Brothers Tbk PT *	3,694,000	114,055

	Israel - 1.0%
	Teva Pharmaceutical Industries, Ltd. - ADR	8,200	381,136

	Malaysia - 3.1%
	Bumiputra-Commerce Holdings Berhad	149,600	497,611
	IOI Corp. Berhad *	184,105	431,453
	Malayan Banking Berhad	22,200	77,200
	UEM World Berhad	113,500	135,225
			1,141,489
	Mexico - 3.4%
	America Movil SAB de CV - ADR	9,000	552,510
	Cemex SAB de CV - ADR *	3,622	93,629
	Grupo Mexico SAB de CV Cl. B	98,400	618,477
			1,264,616
	Philippines - 1.6%
	Bank of the Philippine Islands	161,300	240,338
	Filinvest Land, Inc. *	3,990,600	131,489
	Megaworld Corp.	2,344,800	213,034
			584,861
	Poland - 2.9%
	Getin Holding SA *	15,527	92,808
	Globe Trade Centre SA *	14,356	259,760
	KGHM Polska Miedz SA	11,481	493,907
	Polski Koncern Naftowy Orlen *	9,768	206,135
			1,052,610
	Republic Of China - 10.1%
	China Communications Construction Co., Ltd.	181,900	480,563
	China Construction Bank Corp.	262,000	222,438
	China Everbright, Ltd. *,##	156,000	495,165
	China Life Insurance Co., Ltd.	33,000	170,768
	China Petroleum & Chemical Corp.	398,000	600,262
	China Shenhua Energy Co., Ltd.	113,500	677,588
	China Telecom Corp., Ltd.	484,000	384,846
	Chunghwa Telecom Co., Ltd. - ADR	9,182	193,828
	FibreChem Technologies, Ltd.	88,100	85,685
	Guangzhou R&F Properties Co., Ltd.	40,000	142,612
	Industrial & Commercial Bank of China	317,300	227,474
			3,681,229
	Russian Federation - 10.4%
	Evraz Group SA - GDR	16,158	1,252,245
	Gazprom OAO - ADR	24,422	1,384,727
	Mechel - ADR ##	3,000	291,420
	MMC Norilsk Nickel - ADR	668	181,262
	Sberbank	39,995	168,779
	Unified Energy System - GDR *	4,061	527,930
			3,806,363
	Singapore - 2.4%
	Straits Asia Resources, Ltd.	291,100	630,958
	Yanlord Land Group, Ltd. ##	101,800	234,795
			865,753
	South Africa - 8.1%
	Grindrod, Ltd. *	92,417	316,695
	Impala Platinum Holdings, Ltd.	12,423	431,256
	Naspers, Ltd. Cl. N	8,207	194,537
	Nedbank Group, Ltd.	3,842	76,454
	Remgro, Ltd.	21,547	626,042
	RMB Holdings, Ltd.	34,681	150,206
	Sanlam, Ltd.	84,971	282,849
	Sasol, Ltd.	3,813	189,134
	Standard Bank Group, Ltd.	31,869	466,679
	Telkom SA, Ltd.	10,909	220,276
			2,954,128
	South Korea - 16.1%
	Daelim Industrial Co. *	1,534	293,345
	GS Holdings Corp. *	1,080	67,035
	Honam Petrochemical Corp. *	699	78,783
	Hyundai Motor Co. *	3,723	284,778
	Industrial Bank Of Korea *	17,380	326,786
	KIWOOM Securities Co., Ltd. *	255	17,571
	Korea Investment Holdings Co., Ltd. *	6,300	537,760
	Korea Zinc Co., Ltd. *	1,396	194,624
	LG Chem, Ltd. *	3,716	355,701
	LG Corp. *	8,590	641,463
	LG Electronics, Inc. *	6,830	729,662
	Samsung Electronics Co., Ltd.	700	415,790
	Samsung Heavy Industries Co., Ltd. *	7,000	300,625
	Shinhan Financial Group Co., Ltd. *	4,732	270,458
	STX Pan Ocean Co., Ltd.	551,800	1,395,361
			5,909,742
	Taiwan - 10.4%
	Advanced Semiconductor Engineering, Inc.	192,002	192,390
	Advanced Semiconductor Engineering, Inc. - ADR ##	7,450	37,399
	Asustek Computer, Inc.	88,834	266,766
	Asustek Computer, Inc. - GDR *	5,062	15,743
	AU Optronics Corp.	426,000	834,019
	Catcher Technology Co., Ltd.	4,730	27,562
	Cathay Financial Holding Co., Ltd.	84,400	175,907
	Chi Mei Optoelectronics Corp.	496,000	695,802
	China Steel Corp.	445,000	596,818
	Chunghwa Picture Tubes, Ltd. *	245,000	84,979
	Coretronic Corp.	68,000	91,409
	Far Eastern Department Stores Co., Ltd.	44,000	53,246
	Far Eastern Textile Co., Ltd.	171,785	201,527
	HannStar Display Corp. *	356,372	158,219
	HON HAI Precision Industry Co., Ltd.	52,000	323,853
	U-Ming Marine Transport Corp.	23,000	62,828
			3,818,467
	Thailand - 1.1%
	PTT Aromatics & Refining PCL *	315,065	402,752

	United States - 0.4%
	NII Holdings, Inc. *	3,250	157,040

	TOTAL COMMON STOCK
	(Cost: $24,311,888)		31,596,117

	EQUITY-LINKED SECURITIES - 3.8%
	India - 3.8%
	Merrill Lynch India Bulls Financial - 9/24/09 *	10,913	$271,265
	Merrill Lynch JSW Steel, Ltd. - 6/21/12 *	3,703	123,865
	Merrill Lynch Oil & Natural Gas Corp., Ltd. - 3/09/09 *	3,766	118,143
	Merrill Lynch Reliance Communications, Ltd. - 1/25/11*	26,333	498,721
	Merrill Lynch Tata Steel, Ltd. - 10/18/11	15,146	359,218
			1,371,212
	TOTAL EQUITY-LINKED SECURITIES
	(Cost: $797,500)		1,371,212

	PREFERRED STOCK - 3.0%
	Brazil - 3.0%
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Cl. B	1,370,000	$111,986
	Metalurgica Gerdau SA	10,100	402,865
	Usinas Siderurgicas de Minas Gerais SA	12,900	590,646
			1,105,497
	TOTAL PREFERRED STOCK
	(Cost: $851,425)		1,105,497

	WARRANTS - 0.0%
	Singapore - 0.0%
	Jiutian Chemical Group, Ltd. *
	TOTAL WARRANTS
	(Cost: $313)	42,400	4,418

		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 11.7%
	Money Market Funds - 2.8%
	Boston Global Investment Trust - Enhanced Portfolio, 4.785%**	$1,034,629	$1,034,629

	Time Deposits - 8.9%
	Citibank Nassau
	2.530%, 01/02/08	3,252,902	3,252,902

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $4,287,531)		4,287,531

	TOTAL INVESTMENTS - 104.8%
	(Cost: $30,248,657)		38,364,775
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.8%)		(1,771,755)
	NET ASSETS - 100.0%		$36,593,020

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
#	144A Security. Certain conditions for public sale may exsist. The total
	market value of 144A securities owned at December 31, 2007 was
	$839,959 or 2.30% of net assets.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/07.
ADR -	American Depository Receipt
GDR -	Global Depository Receipt
	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2007 (Unaudited)
	INTERNATIONAL SYSTEMATIC FUND
		Number
		of Shares	Value
	COMMON STOCK - 95.7%
	Australia - 6.2%
	BHP Billiton, Ltd.	36,027	$1,269,769
	Challenger Financial Services Group, Ltd.	115,119	504,390
	Commonwealth Bank of Australia	41,625	2,160,036
	Leighton Holdings, Ltd. ##	30,047	1,614,625
	Qantas Airways, Ltd.	183,308	875,587
	Rio Tinto, Ltd.	3,944	463,873
			6,888,280
	Belgium - 0.5%
	Tessenderlo Chemie NV	11,427	554,667

	Denmark - 1.7%
	FLSmidth & Co. AS Cl. B	9,600	982,579
	Novo Nordisk AS Cl. B *	12,900	847,345
			1,829,924
	Finland - 3.1%
	Kesko OYJ Cl. B *	10,598	584,464
	Nokia OYJ	73,226	2,839,233
			3,423,697
	France - 6.4%
	BNP Paribas	7,284	790,411
	Electricite de France	3,734	444,823
	France Telecom SA	47,958	1,726,280
	Peugeot SA	20,995	1,591,574
	Renault SA	3,904	553,718
	Total SA	22,798	1,894,247
			7,001,053
	Germany - 11.6%
	BASF AG	16,398	2,431,274
	Bayer AG	13,646	1,247,544
	Daimler AG	26,609	2,587,095
	Deutsche Boerse AG	4,796	951,878
	E.ON AG	10,947	2,330,177
	RWE AG	7,394	1,037,798
	Salzgitter AG	3,293	491,323
	Volkswagen AG	7,436	1,697,089
			12,774,178
	Greece - 1.4%
	Coca Cola Hellenic Bottling Co. SA	16,660	720,990
	National Bank of Greece SA	11,760	807,760
			1,528,750
	Hong Kong - 4.5%
	ASM Pacific Technology	35,500	261,558
	Cathay Pacific Airways, Ltd.	419,000	1,093,525
	Hang Lung Group, Ltd.	86,000	472,606
	Hong Kong Exchanges and Clearing, Ltd.	42,500	1,203,478
	Kingboard Chemical Holdings, Ltd.	65,500	384,731
	Lee & Man Paper Manufacturing, Ltd.	112,200	492,837
	New World Development, Ltd.	251,000	893,279
	Orient Overseas International, Ltd.	23,000	170,788
			4,972,802
	Ireland - 0.3%
	Irish Life & Permanent PLC	17,673	307,740

	Italy - 2.2%
	Enel SpA	115,589	1,374,790
	ENI SpA	28,464	1,042,476
			2,417,266
	Japan - 12.3%
	Daiichi Sankyo Co., Ltd.	13,800	424,938
	Daikin Industries, Ltd.	12,400	694,840
	East Japan Railway Co.	37	305,366
	Glory, Ltd.	18,000	419,729
	Japan Tobacco, Inc.	35	209,283
	KDDI Corp.	107	796,885
	Mitsui & Co., Ltd.	56,400	1,193,985
	Mitsui OSK Lines, Ltd.	88,000	1,123,287
	Mitsumi Electric Co., Ltd.	11,700	397,977
	Nikon Corp. ##	10,000	346,417
	Nintendo Co., Ltd.	2,700	1,616,882
	Nippon Telegraph & Telephone Corp.	127	635,483
	Olympus Corp.	14,000	578,973
	Shima Seiki Manufacturing, Ltd.	10,000	465,470
	Sony Corp.	28,300	1,570,604
	Sumitomo Corp.	78,300	1,112,313
	Suzuken Co., Ltd.	9,600	342,873
	Tokai Rika Co., Ltd.	12,400	388,489
	Toshiba Corp.	28,000	209,784
	Yamada Denki Co., Ltd.	6,200	708,714
			13,542,292
	Norway - 1.9%
	DnB NOR ASA	99,700	1,524,002
	Yara International ASA	13,400	620,662
			2,144,664
	Republic Of China - 0.6%
	China Resources Power Holdings Co.	184,000	647,754

	Singapore - 2.9%
	Jardine Cycle & Carriage, Ltd.	36,000	545,208
	Oversea-Chinese Banking Corp.	77,000	443,454
	Singapore Airlines, Ltd.	41,600	502,281
	Singapore Exchange, Ltd.	118,000	1,100,115
	Singapore Petroleum Co., Ltd.	65,000	341,832
	Wing Tai Holdings, Ltd.	150,000	281,357
			3,214,247
	Spain - 7.2%
	ACS Actividades de Construccion y Servicios SA ##	19,609	1,165,409
	Banco Santander SA	104,800	2,266,166
	Iberdrola SA	65,788	1,000,328
	Mapfre SA ##	100,195	440,935
	Telefonica SA	93,261	3,029,747
			7,902,585
	Sweden - 3.1%
	Alfa Laval AB	7,700	433,655
	Hennes & Mauritz AB Cl. B	18,750	1,141,559
	Nordea Bank AB	40,400	675,084
	Trelleborg AB Cl. B	34,000	712,805
	Volvo AB Cl. B	30,100	505,299
			3,468,402
	Switzerland - 7.0%
	ABB, Ltd.	82,314	2,371,667
	Credit Suisse Group	5,898	354,771
	Nestle SA	3,256	1,495,491
	Swatch Group AG Cl. B	1,394	420,176
	Temenos Group AG *	23,285	574,849
	Zurich Financial Services AG	8,439	2,478,441
			7,695,395
	United Kingdom - 22.8%
	Aggreko PLC	28,874	306,350
	Amec PLC	32,709	545,952
	Anglo American PLC	13,645	836,582
	Barclays PLC	35,689	358,054
	BG Group PLC	30,039	687,650
	BHP Billiton PLC	41,324	1,271,733
	BP PLC	193,207	2,365,277
	British American Tobacco PLC	24,990	977,491
	Charter PLC *	38,062	601,205
	De La Rue PLC	31,090	604,334
	Game Group PLC	35,344	175,889
	Imperial Tobacco Group PLC	11,317	610,949
	Old Mutual PLC	327,026	1,091,039
	Rio Tinto PLC	8,947	946,952
	Royal Bank of Scotland Group PLC	54,871	484,964
	Royal Dutch Shell PLC Cl. A	34,451	1,447,685
	Royal Dutch Shell PLC Cl. B	71,382	2,969,744
	Stagecoach Group PLC	142,550	808,716
	Standard Chartered PLC	35,572	1,305,729
	Standard Life PLC	96,599	486,013
	Unilever PLC	57,050	2,146,354
	Vodafone Group PLC	587,785	2,197,344
	WM Morrison Supermarkets PLC	196,607	1,260,198
	Xstrata PLC	9,626	680,234
			25,166,438
	TOTAL COMMON STOCK
	(Cost: $103,323,298)		105,480,134
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 7.7%
	Money Market Funds - 3.3%
	Boston Global Investment Trust - Enhanced Portfolio, 4.785%**	$3,668,737	$3,668,737

	Time Deposits - 4.4%
	Wells Fargo Bank
	2.530%, 01/02/08	4,777,570	4,777,570

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $8,446,307)		8,446,307
	TOTAL INVESTMENTS - 103.4%
	(Cost: $111,769,605)		113,926,441
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4%)		(3,700,796)
	NET ASSETS - 100.0%		$110,225,645

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/07.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2007 (Unaudited)
	INTERNATIONAL ALL CAP GROWTH FUND
		Number
		of Shares	Value
	COMMON STOCK - 90.3%
	Australia - 6.9%
	AMP, Ltd.	5,868	$51,266
	CSL, Ltd.	3,768	120,297
	Incitec Pivot, Ltd.	1,723	177,158
	Rio Tinto, Ltd.	763	89,740
			438,461
	Belgium - 1.7%
	Fortis	1,594	42,136
	InBev NV	773	64,419
			106,555
	Brazil - 1.4%
	Cia Vale do Rio Doce - ADR	1,900	62,073
	Unibanco - Uniao de Bancos Brasileiros SA - GDR	200	27,928
			90,001
	Canada - 2.1%
	Inmet Mining Corp.	400	32,646
	Rogers Communications, Inc. Cl. B	1,300	59,260
	Teck Cominco, Ltd. Cl. B	1,200	43,078
			134,984
	Denmark - 2.3%
	FLSmidth & Co. AS Cl. B	1,150	117,705
	Novo Nordisk AS Cl. B *	400	26,274
			143,979
	Egypt - 0.7%
	Orascom Construction Industries - GDR	199	41,790
			41,790
	Finland - 2.7%
	Nokia OYJ	1,704	66,070
	Outotec OYJ	1,351	74,269
	Wartsila OYJ Cl. B *	432	32,900
			173,239
	France - 7.3%
	Alstom	407	87,473
	Cie Generale de Geophysique-Veritas *	235	66,998
	Electricite de France	396	47,175
	Gaz de France SA	585	34,212
	Suez SA	492	33,499
	Total SA - ADR	460	37,996
	Veolia Environnement	1,645	150,197
			457,550
	Germany - 11.3%
	E.ON AG	462	98,341
	IVG Immobilien AG	1,083	37,337
	Rhoen Klinikum AG	1,024	32,308
	RWE AG	336	47,160
	SAP AG	1,050	54,544
	Siemens AG	1,248	198,630
	Solarworld AG	1,243	75,873
	Stada Arzneimittel AG	812	49,921
	Tognum AG	1,507	45,410
	United Internet AG	3,090	75,220
			714,744
	Greece - 2.1%
	National Bank of Greece SA	942	64,703
	Piraeus Bank SA	1,737	67,807
			132,510
	Hong Kong - 1.9%
	Kerry Properties, Ltd.	4,086	33,013
	Pacific Basin Shipping, Ltd.	14,300	23,108
	Sun Hung Kai Properties, Ltd.	3,000	63,637
			119,758
	Ireland - 0.7%
	Anglo Irish Bank Corp. PLC	2,638	42,503

	Italy - 2.6%
	Saipem SpA	1,995	80,008
	UniCredito Italiano SpA	10,416	86,499
			166,507
	Japan - 16.5%
	Chugai Pharmaceutical Co., Ltd.	4,600	65,882
	East Japan Railway Co.	9	74,278
	Fanuc, Ltd.	200	19,478
	Honda Motor Co., Ltd.	1,200	40,281
	Japan Tobacco, Inc.	16	95,672
	KDDI Corp.	9	67,028
	Komatsu, Ltd.	1,500	40,818
	Mitsubishi Corp.	2,000	54,782
	Mitsubishi Electric Corp.	3,200	33,457
	Mitsui Engineering & Shipbuilding Co., Ltd.	9,000	35,125
	Nintendo Co., Ltd.	200	119,769
	Nitori Co., Ltd. ##	550	26,389
	Nomura Holdings, Inc.	2,600	44,103
	Secom Co., Ltd.	1,200	65,631
	Sumitomo Heavy Industries, Ltd.	3,000	27,660
	The Japan Steel Works, Ltd.	7,700	113,520
	Tokyu Land Corp.	2,000	17,222
	Toyo Tanso Co., Ltd.	700	55,892
	Toyota Motor Corp.	800	43,253
			1,040,240
	Mexico - 0.3%
	America Movil SAB de CV - ADR	300	18,417

	Netherlands - 2.0%
	Koninklijke BAM Groep NV	2,148	50,562
	Koninklijke Philips Electronics NV *	650	27,788
	SBM Offshore NV	1,476	46,613
			124,963
	Norway - 1.5%
	Renewable Energy Corp. AS *	1,800	91,494

	Peru - 0.2%
	CrediCorp., Ltd.	200	15,260

	Republic Of China - 0.7%
	China Coal Energy Co.	6,000	18,891
	China Communications Construction Co., Ltd.	10,000	26,419
			45,310
	Russian Federation - 0.9%
	Evraz Group SA - GDR	763	59,133

	Singapore - 2.5%
	City Developments, Ltd.	7,300	72,014
	DBS Group Holdings, Ltd.	6,000	86,283
			158,297
	Spain - 1.4%
	Iberdrola SA	1,974	30,015
	Telefonica SA	1,730	56,202
			86,217
	Switzerland - 6.9%
	ABB, Ltd.	3,286	94,678
	Julius Baer Holding AG	724	59,856
	Nestle SA	252	115,744
	Roche Holding AG *	409	70,662
	Swatch Group AG	969	57,216
	Syngenta AG	139	35,421
			433,577
	United Kingdom - 13.7%
	BP PLC	5,039	61,688
	British American Tobacco PLC	2,804	109,679
	BT Group PLC	9,311	50,553
	Burberry Group PLC	3,970	45,006
	Imperial Tobacco Group PLC	1,499	80,924
	International Power PLC	12,663	114,314
	Reckitt Benckiser Group PLC	1,029	59,688
	Royal Dutch Shell PLC Cl. A	1,553	65,259
	Southern Cross Healthcare, Ltd.	3,489	36,810
	Standard Chartered PLC	1,855	68,091
	Unilever PLC	2,506	94,282
	Vodafone Group PLC	21,789	81,455
			867,749
	TOTAL COMMON STOCK
	(Cost: $4,444,587)		5,703,238

	PREFERRED STOCK - 3.1%
	Brazil - 0.8%
	Usinas Siderurgicas de Minas Gerais SA	1,100	$50,365

	Germany - 2.3%
	Fresenius SE	860	71,544
	Henkel KGaA	1,330	74,728
			146,272
	TOTAL PREFERRED STOCK
	(Cost: $175,234)		196,637

	EQUITY-LINKED SECURITIES - 1.4%
	India - 1.4%
	Merrill Lynch Reliance Communications, Ltd. - 1/25/11*
	(Cost: $42,937)	4,548	$86,135
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
	Boston Global Investment Trust - Enhanced Portfolio, 4.785%**
	(Cost: $7,000)	$7,000	$7,000
	TOTAL INVESTMENTS - 94.9%
	(Cost: $4,669,758)		5,993,010
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%		321,557
	NET ASSETS - 100.0%		$6,314,567

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/07.
ADR -	American Depository Receipt
GDR -	Global Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2007 (Unaudited)
	U.S.HIGH YIELD BOND FUND
		Principal
		Amount	Value
	CORPORATE BONDS - 88.3%
	Advertising Sales - 1.3%
	Lamar Media Corp.
	6.625%, 08/15/15	$855,000	$835,763
	Advertising Services - 1.2%
	RH Donnelley Corp.
	8.875%, 01/15/16	800,000	752,000
	Aerospace/Defense-Equipment - 1.4%
	TransDigm, Inc.
	7.750%, 07/15/14	835,000	851,700
	Agricultural Chemicals - 1.2%
	The Mosaic Co. 144A#
	7.875%, 12/01/16	675,000	732,375
	Apparel Manufacturers - 2.4%
	Levi Strauss & Co.
	9.750%, 01/15/15	810,000	812,025
	Oxford Industries, Inc.
	8.875%, 06/01/11	705,000	705,000
			1,517,025
	Auto/Truck Parts & Equipment-Original - 3.7%
	Accuride Corp.
	8.500%, 02/01/15	910,000	741,650
	American Axle & Manufacturing, Inc.
	7.875%, 03/01/17	870,000	789,525
	Tenneco, Inc.
	8.625%, 11/15/14	820,000	809,750
			2,340,925
	Cable TV - 3.8%
	DirecTV Holdings LLC/DirecTV Financing Co.
	8.375%, 03/15/13	870,000	909,150
	Echostar DBS Corp.
	7.125%, 02/01/16	850,000	871,250
	Mediacom Broadband LLC
	8.500%, 10/15/15	300,000	267,375
	Mediacom LLC/Mediacom Capital Corp.
	9.500%, 01/15/13	375,000	350,156
			2,397,931
	Casino Hotels - 1.2%
	Wynn Las Vegas Capital Corp.
	6.625%, 12/01/14	785,000	775,188
	Cellular Telecommunications - 2.5%
	Centennial Cellular Operating Co./Centennial Communications Corp.
	10.125%, 06/15/13	750,000	791,250
	Centennial Communications Corp.
	10.000%, 01/01/13	260,000	271,700
	Cricket Communications, Inc.
	9.375%, 11/01/14	560,000	527,800
			1,590,750
	Commercial Services - 1.4%
	ARAMARK Corp.
	8.500%, 02/01/15	835,000	849,612
	Commercial Services-Finance - 1.2%
	Deluxe Corp.
	7.375%, 06/01/15	770,000	770,000
	Computer Services - 0.9%
	Unisys Corp.
	8.000%, 10/15/12	660,000	580,800
	Consumer Products-Miscellaneous - 1.3%
	Jarden Corp.
	7.500%, 05/01/17	970,000	839,050
	Containers-Metal/Glass - 1.5%
	Crown Americas LLC / Crown Americas Capital Corp.
	7.750%, 11/15/15	905,000	936,675
	Containers-Paper/Plastic - 0.8%
	Smurfit-Stone Container Enterprises, Inc.
	8.000%, 03/15/17	505,000	490,481
	Data Processing/Management - 1.1%
	First Data Corp. 144A#
	9.875%, 09/24/15	755,000	703,094
	Diversified Manufacturing Operations - 1.9%
	Harland Clarke Holdings Corp.
	9.500%, 05/15/15	880,000	765,600
	Park-Ohio Industries, Inc.
	8.375%, 11/15/14	495,000	443,025
			1,208,625
	Electric-Generation - 2.7%
	Edison Mission Energy
	7.000%, 05/15/17	690,000	681,375
	The AES Corp.
	9.500%, 06/01/09	1,000,000	1,040,000
			1,721,375
	Electric-Integrated - 2.6%
	Energy Future Holdings Corp. 144A#
	10.875%, 11/01/17	1,005,000	1,015,050
	PSEG Energy Holdings LLC
	10.000%, 10/01/09	555,000	587,751
			1,602,801
	Electronic Measure Instruments - 1.2%
	Itron, Inc.
	7.750%, 05/15/12	735,000	727,650
	Finance-Auto Loans - 2.8%
	Ford Motor Credit Co. LLC
	9.875%, 08/10/11	670,000	634,169
	Ford Motor Credit Co. LLC
	7.000%, 10/01/13	375,000	313,622
	GMAC LLC
	6.750%, 12/01/14	965,000	779,329
			1,727,120
	Independent Power Producer - 1.1%
	NRG Energy, Inc.
	7.375%, 01/15/17	735,000	718,463
	Machinery-Construction & Mining - 1.6%
	Terex Corp.
	7.375%, 01/15/14	990,000	1,007,325
	Medical-HMO - 1.1%
	Health Net, Inc.
	6.375%, 06/01/17	715,000	700,842
	Medical-Hospitals - 2.6%
	Community Health Systems, Inc.
	8.875%, 07/15/15	840,000	859,950
	HCA, Inc.
	9.250%, 11/15/16	705,000	742,013
			1,601,963
	Medical-Nursing Homes - 1.2%
	Sun Healthcare Group, Inc.
	9.125%, 04/15/15	710,000	718,875
	Medical-Outpatient/Home Medical Care - 1.2%
	Res-Care, Inc.
	7.750%, 10/15/13	770,000	766,150
	Metal-Diversified - 1.0%
	Freeport-McMoRan Copper & Gold, Inc.
	8.375%, 04/01/17	600,000	645,000
	Non-Ferrous Metals - 0.6%
	PNA Group, Inc.
	10.750%, 09/01/16	410,000	387,450
	Non-Hazardous Waste Disposal - 1.5%
	Allied Waste North America, Inc.
	5.750%, 02/15/11	930,000	916,050
	Oil Companies-Exploration & Production - 1.3%
	Forest Oil Corp. 144A#
	7.250%, 06/15/19	835,000	843,350
	Oil Field Machinery & Equipment - 1.2%
	Complete Production Services, Inc.
	8.000%, 12/15/16	750,000	729,375
	Oil-Field Services - 1.7%
	Helix Energy Solutions Group, Inc. 144A#
	9.500%, 01/15/16	1,045,000	1,068,512
	Paper & Related Products - 2.1%
	Domtar Corp.
	7.125%, 08/15/15	560,000	551,600
	Neenah Paper, Inc.
	7.375%, 11/15/14	790,000	742,600
			1,294,200
	Physical Therapy/Rehabilitation Centers - 1.4%
	Psychiatric Solutions, Inc.
	7.750%, 07/15/15	865,000	867,163
	Pipelines - 2.5%
	Copano Energy LLC
	8.125%, 03/01/16	895,000	906,187
	Dynegy Holdings, Inc.
	7.750%, 06/01/19	680,000	630,700
			1,536,887
	Printing-Commercial - 1.0%
	Cenveo Corp.
	7.875%, 12/01/13	670,000	600,487
	Publishing-Periodicals - 1.2%
	Idearc, Inc.
	8.000%, 11/15/16	835,000	770,288
	Rental Auto/Equipment - 0.9%
	The Hertz Corp.
	10.500%, 01/01/16	535,000	556,400
	Retail-Apparel/Shoe - 2.0%
	Brown Shoe Co., Inc.
	8.750%, 05/01/12	400,000	410,000
	Phillips-Van Heusen Corp.
	8.125%, 05/01/13	830,000	854,900
			1,264,900
	Retail-Computer Equipment - 1.1%
	GSC Holdings Corp.
	8.000%, 10/01/12	670,000	700,988
	Retail-Drug Store - 0.9%
	Rite Aid Corp.
	7.500%, 03/01/17	665,000	589,356
	Retail-Propane Distribution - 2.3%
	Inergy LP/Inergy Finance Corp.
	8.250%, 03/01/16	845,000	878,800
	Star Gas Partners LP/Star Gas Finance Co.
	10.250%, 02/15/13	525,000	548,625
			1,427,425
	Retail-Regional Department Stores - 1.2%
	Neiman-Marcus Group, Inc.
	10.375%, 10/15/15	705,000	737,606
	Special Purpose Entity - 4.6%
	AMR HoldCo, Inc./EmCare HoldCo, Inc.
	10.000%, 02/15/15	810,000	858,600
	Hughes Network Systems LLC/HNS Finance Corp.
	9.500%, 04/15/14	740,000	752,950
	KAR Holdings, Inc. 144A#
	8.750%, 05/01/14	970,000	897,250
	MedCath Holdings Corp.
	9.875%, 07/15/12	338,000	354,900
			2,863,700
	Steel-Producers - 1.4%
	Steel Dynamics, Inc. 144A#
	7.375%, 11/01/12	895,000	903,950
	Telecommunications Services - 4.1%
	MasTec, Inc.
	7.625%, 02/01/17	1,155,000	1,091,475
	Time Warner Telecom Holdings, Inc.
	9.250%, 02/15/14	625,000	642,188
	West Corp.
	11.000%, 10/15/16	860,000	857,850
			2,591,513
	Telephone-Integrated - 4.0%
	Cincinnati Bell, Inc.
	8.375%, 01/15/14	880,000	862,400
	Qwest Capital Funding, Inc.
	7.250%, 02/15/11	815,000	806,850
	Windstream Corp.
	8.625%, 08/01/16	820,000	865,100
			2,534,350
	Wire & Cable Products - 2.2%
	Anixter, Inc.
	5.950%, 03/01/15	750,000	679,687
	General Cable Corp.
	7.125%, 04/01/17	720,000	709,200
			1,388,887
	Wireless Equipment - 1.2%
	American Tower Corp. 144A#
	7.000%, 10/15/17	750,000	757,500
	TOTAL CORPORATE BONDS
	(Cost: $56,100,490)		55,439,895

	FOREIGN CORPORATE BONDS - 6.6%
	Cellular Telecommunications - 3.0%
	Millicom International Cellular SA
	10.000%, 12/01/13	$1,055,000	$1,128,850
	Rogers Wireless, Inc.
	8.000%, 12/15/12	735,000	767,610
			1,896,460
	Electronic Components-Miscellaneous - 1.7%
	Flextronics International, Ltd.
	6.250%, 11/15/14	1,100,000	1,053,250
	Oil Companies-Exploration & Production - 0.6%
	OPTI Canada, Inc. 144A#
	8.250%, 12/15/14	355,000	353,225
	Satellite Telecommunications - 1.3%
	Intelsat Subsidiary Holding Co., Ltd.
	8.250%, 01/15/13	810,000	818,100
	TOTAL FOREIGN CORPORATE BONDS
	(Cost: $4,032,297)		4,121,035

	SHORT TERM INVESTMENTS - 2.6%
	Time Deposit - 2.6%
	Bank of America London
	2.530%, 01/02/08
	(Cost: $1,624,584)	$1,624,584	$1,624,584

	TOTAL INVESTMENTS - 97.5%
	(Cost: $61,757,371)		61,185,514
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		1,592,639
	NET ASSETS - 100.0%		$62,778,153

#	144A Security. Certain condition for public sale may exist. The total market value of
	144A securities owned at December 31, 2007 was $7,274,307 or 11.59% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT 3(a)(1).
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Institutional Funds

By: (Signature and Title)

/s/ Horacio A. Valeiras
------------------------
Horacio A. Valeiras
Title:  President
Date: February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Horacio A. Valeiras
---------------------------
Horacio A. Valeiras
Title: President
Date: February 25, 2008

By: (Signature and Title)

/s/ Deborah A. Wussow
-----------------------
Deborah A. Wussow
Title: Treasurer
Date: February 25, 2008

*Print name and title of each signing officer under his or her signature.